American Century Investments®
Quarterly Portfolio Holdings
Avantis® Emerging Markets Small Cap Equity ETF (AVEE)
November 30, 2025

Avantis Emerging Markets Small Cap Equity ETF - Schedule of Investments
NOVEMBER 30, 2025 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.8%
Brazil — 6.3%
Allos SA	28,900	153,329
Alpargatas SA, Preference Shares	19,200	41,257
Alupar Investimento SA	3,200	20,239
Ambipar Participacoes e Empreendimentos SA(1)	26,000	1,266
Anima Holding SA	1,400	997
Armac Locacao Logistica E Servicos SA	3,100	2,788
Auren Energia SA	37,800	87,173
Automob Participacoes SA(1)	278	656
Azzas 2154 SA	13,992	75,021
Banco ABC Brasil SA, Preference Shares	6,502	29,721
Banco do Estado do Rio Grande do Sul SA, Class B Preference Shares	19,300	53,006
Banco Pan SA, Preference Shares	9,600	20,503
Bemobi Mobile Tech SA	4,000	20,038
Blau Farmaceutica SA	400	987
BR Advisory Partners Participacoes SA	5,000	19,287
BrasilAgro - Co. Brasileira de Propriedades Agricolas	3,000	11,134
Braskem SA, Class A, ADR(1)(2)	2,204	6,370
Brava Energia(1)	0	—
Brava Energia(1)	34,786	87,978
C&A Modas SA	7,000	23,395
Camil Alimentos SA	6,000	6,531
Cia Brasileira de Aluminio(1)	21,700	22,928
Cia Brasileira de Distribuicao(1)	24,300	17,982
Cia de Ferro Ligas da Bahia FERBASA, Preference Shares	15,600	20,516
Cia de Saneamento de Minas Gerais Copasa MG	19,900	152,554
Cia De Sanena Do Parana	3,400	23,243
Cia De Sanena Do Parana, Preference Shares	88,800	120,278
Construtora Tenda SA	4,400	22,800
Cury Construtora e Incorporadora SA	17,500	126,451
CVC Brasil Operadora e Agencia de Viagens SA(1)	54,300	18,311
Cyrela Brazil Realty SA Empreendimentos e Participacoes	26,300	176,389
Desktop SA	400	1,200
Dexco SA	39,700	39,418
Direcional Engenharia SA	6,900	24,043
EcoRodovias Infraestrutura e Logistica SA	38,300	78,353
Empreendimentos Pague Menos SA	2,100	2,321
Even Construtora e Incorporadora SA	10,100	15,572
Ez Tec Empreendimentos e Participacoes SA	7,500	28,228
Fleury SA	18,900	57,041
Grendene SA	30,200	27,949
Grupo Multi SA(1)	5,800	1,456
Grupo SBF SA	9,100	25,163
Guararapes Confeccoes SA	800	1,688
Hidrovias do Brasil SA(1)	24,320	17,860
Hypera SA	9,700	48,883
Iguatemi SA	18,400	91,520
Iochpe Maxion SA	12,700	24,292
IRB-Brasil Resseguros SA(1)	5,300	49,844
Jalles Machado SA(1)	5,600	3,095

JHSF Participacoes SA	23,900	34,118
JSL SA	2,700	3,354
Kepler Weber SA	13,300	24,269
Lavvi Empreendimentos Imobiliarios SA	7,800	23,556
LOG Commercial Properties e Participacoes SA	2,200	10,432
Log-in Logistica Intermodal SA(1)	400	2,779
Lojas Quero-Quero SA	13,000	5,407
Lojas Renner SA	65,700	195,333
M Dias Branco SA	3,300	15,808
Magazine Luiza SA	31,680	60,952
Mahle Metal Leve SA	5,300	32,776
Marcopolo SA	19,900	22,145
Marcopolo SA, Preference Shares	70,600	84,781
MBRF Global Foods Co. SA	36,100	131,473
Meliuz SA(1)	9,200	6,911
Metalurgica Gerdau SA, Preference Shares	56,100	116,344
Mills Locacao Servicos e Logistica SA	7,500	18,842
Minerva SA(1)	1,200	1,394
Moura Dubeux Engenharia SA	4,200	23,212
Movida Participacoes SA	18,800	41,665
MRV Engenharia e Participacoes SA(1)	36,900	64,359
Multiplan Empreendimentos Imobiliarios SA	25,600	145,125
Natura Cosmeticos SA(1)	12,500	19,320
Oceanpact Servicos Maritimos SA(1)	2,900	4,113
Odontoprev SA	25,600	55,345
Orizon Valorizacao de Residuos SA(1)	2,200	26,349
Pagseguro Digital Ltd., Class A	7,612	79,774
Patria Investments Ltd., Class A	4,602	69,352
PBG SA(1)	1,400	865
Pet Center Comercio e Participacoes SA(1)	19,200	15,791
Petroreconcavo SA	9,200	18,390
Plano & Plano Desenvolvimento Imobiliario SA	3,700	11,285
Positivo Tecnologia SA	8,200	6,590
Priner Servicos Industriais SA	400	1,215
Qualicorp Consultoria e Corretora de Seguros SA	700	292
Randoncorp SA, Preference Shares	6,800	8,395
Romi SA	315	488
Sao Martinho SA	12,100	31,804
Schulz SA, Preference Shares	1,900	1,751
Ser Educacional SA	6,600	11,833
Simpar SA	31,900	38,606
SLC Agricola SA	10,600	32,826
Smartfit Escola de Ginastica e Danca SA	42,059	208,016
SYN prop e tech SA	1,900	1,851
Taurus Armas SA, Preference Shares	1,870	1,611
Tegma Gestao Logistica SA	1,300	9,710
Track & Field Co. SA, Preference Shares	5,600	18,527
Transmissora Alianca de Energia Eletrica SA	21,700	178,426
Tres Tentos Agroindustrial SA	8,000	23,080
Trisul SA	9,600	15,898
Tupy SA	6,400	15,011
Unipar Carbocloro SA, Class B Preference Shares	2,540	29,084
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A Preference Shares(1)	44,200	44,963
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	5,400	23,784
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	47,700	34,672

Vittia SA	550	479
Vivara Participacoes SA	7,900	51,519
Vulcabras SA	7,300	28,227
Wilson Sons SA	15,200	53,307
Wiz Co.	500	786
YDUQS Participacoes SA	25,500	65,161
Zamp SA(1)	1,900	1,249
		4,205,834
Chile — 0.6%
CAP SA(1)	5,947	41,435
Empresa Nacional de Telecomunicaciones SA	20,968	106,062
Engie Energia Chile SA	33,747	48,938
Parque Arauco SA	27,536	88,528
Ripley Corp. SA	57,492	27,921
SMU SA	304,666	49,194
Vina Concha y Toro SA	21,372	23,829
		385,907
China — 18.4%
361 Degrees International Ltd.	58,000	44,795
3SBio, Inc.(1)	55,000	221,677
AAC Technologies Holdings, Inc.	36,000	170,354
Acotec Scientific Holdings Ltd.(1)	3,000	4,770
Agile Group Holdings Ltd.(1)	102,000	5,194
Agora, Inc., ADR(1)	276	996
AK Medical Holdings Ltd.(2)	22,000	15,751
A-Living Smart City Services Co. Ltd.	47,000	14,517
Alphamab Oncology(1)	36,000	49,782
Angelalign Technology, Inc.(2)	3,400	27,237
Anhui Expressway Co. Ltd., H Shares(2)	18,000	32,000
Anton Oilfield Services Group	114,000	12,910
AsiaInfo Technologies Ltd.(2)	18,400	19,058
Atour Lifestyle Holdings Ltd., ADR	2,332	89,479
ATRenew, Inc., ADR(1)	4,986	22,636
Autohome, Inc., ADR	2,307	54,814
BAIC Motor Corp. Ltd., H Shares(1)	134,000	37,263
Bairong, Inc.(1)	16,500	19,219
Bank of Chongqing Co. Ltd., H Shares	29,000	30,892
Bank of Zhengzhou Co. Ltd., Class H	102,000	15,475
BBMG Corp., H Shares(2)	107,000	10,878
Beauty Farm Medical & Health Industry, Inc.	6,000	19,393
Beijing Capital International Airport Co. Ltd., H Shares(1)	86,000	30,984
Beijing Chunlizhengda Medical Instruments Co. Ltd., H Shares	5,250	11,312
Beijing Enterprises Holdings Ltd.	16,500	72,223
Beijing Jingneng Clean Energy Co. Ltd., H Shares	76,000	23,251
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.(2)	19,000	21,728
Binjiang Service Group Co. Ltd.	4,000	12,400
BOE Varitronix Ltd.(2)	14,000	8,755
Brilliance China Automotive Holdings Ltd.	240,000	118,023
C&D International Investment Group Ltd.	61,406	130,609
CALB Group Co. Ltd.(1)	8,500	31,063
Canggang Railway Ltd.(2)	16,000	1,482
Cango, Inc., Class A(1)(2)	2,644	3,966
Central China Securities Co. Ltd., Class H(2)	43,000	12,676
Cheerwin Group Ltd.	19,000	5,426
Chervon Holdings Ltd.	10,300	25,045

China Beststudy Education Group	19,000	11,673
China BlueChemical Ltd., H Shares	68,000	21,284
China Chunlai Education Group Co. Ltd.	2,000	1,124
China Cinda Asset Management Co. Ltd., H Shares(2)	399,000	68,916
China Communications Services Corp. Ltd., H Shares	118,000	73,927
China Conch Environment Protection Holdings Ltd.(1)	10,500	770
China Conch Venture Holdings Ltd.	96,500	126,732
China Datang Corp. Renewable Power Co. Ltd., H Shares	111,000	32,396
China East Education Holdings Ltd.(1)	32,500	26,427
China Education Group Holdings Ltd.(2)	86,061	31,010
China Everbright Environment Group Ltd.	230,000	148,476
China Everbright Ltd.(2)	80,000	91,991
China Feihe Ltd.	144,000	76,713
China Foods Ltd.	74,000	38,074
China Gas Holdings Ltd.	135,400	149,734
China Hanking Holdings Ltd.	37,000	17,833
China High Speed Transmission Equipment Group Co. Ltd.(1)	3,000	610
China Isotope & Radiation Corp.	3,000	8,560
China Kepei Education Group Ltd.	14,000	2,612
China Lesso Group Holdings Ltd.	52,000	29,726
China Literature Ltd.(1)(2)	19,600	94,899
China Medical System Holdings Ltd.	89,000	152,420
China Meidong Auto Holdings Ltd.	28,000	5,617
China Modern Dairy Holdings Ltd.(2)	139,000	23,968
China National Building Material Co. Ltd., H Shares	189,082	127,303
China New Higher Education Group Ltd.(1)	94,000	13,424
China Nonferrous Mining Corp. Ltd.	70,000	134,966
China Oriental Group Co. Ltd.	102,000	16,946
China Power International Development Ltd.	225,000	99,245
China Qinfa Group Ltd.	74,000	27,735
China Resources Building Materials Technology Holdings Ltd.	126,000	26,280
China Resources Medical Holdings Co. Ltd.(2)	44,000	18,566
China Resources Pharmaceutical Group Ltd.	98,000	60,369
China Risun Group Ltd.(2)	42,000	11,982
China Sanjiang Fine Chemicals Co. Ltd.(1)	53,000	18,336
China Shineway Pharmaceutical Group Ltd.	14,000	15,780
China Silver Group Ltd.(1)	202,000	18,509
China Taiping Insurance Holdings Co. Ltd.	73,000	163,556
China Tobacco International HK Co. Ltd.	16,000	72,525
China Traditional Chinese Medicine Holdings Co. Ltd.(2)	216,000	64,729
China Travel International Investment Hong Kong Ltd.(1)(2)	112,000	20,181
China Water Affairs Group Ltd.(2)	34,000	25,704
China XLX Fertiliser Ltd.	53,000	57,035
China Yongda Automobiles Services Holdings Ltd.	67,500	15,119
China Youran Dairy Group Ltd.(1)(2)	70,000	39,258
China Yuhua Education Corp. Ltd.(1)	206,000	14,051
Chongqing Machinery & Electric Co. Ltd., Class H	26,000	6,699
CIFI Holdings Group Co. Ltd.(1)	192,000	4,748
CIMC Enric Holdings Ltd.	28,000	28,747
CMGE Technology Group Ltd.(1)	50,000	2,386
COFCO Joycome Foods Ltd.(1)(2)	203,000	43,099
Concord New Energy Group Ltd.	220,000	9,189
Consun Pharmaceutical Group Ltd.	31,000	59,169
COSCO SHIPPING International Hong Kong Co. Ltd.	30,000	22,982
COSCO SHIPPING Ports Ltd.	81,066	58,378

Country Garden Services Holdings Co. Ltd.	108,000	88,769
CSSC Hong Kong Shipping Co. Ltd.	86,000	22,994
Damai Entertainment Holdings Ltd.(1)(2)	690,000	79,289
Daqo New Energy Corp., ADR(1)	1,254	39,727
Digital China Holdings Ltd.	28,000	10,163
Dingdang Health Technology Group Ltd.(1)	12,000	1,671
DingDong Cayman Ltd., ADR(1)	2,544	4,376
Dongfeng Motor Group Co. Ltd., Class H(1)	84,000	99,582
Dongyue Group Ltd.	76,000	106,591
DouYu International Holdings Ltd., ADR	931	6,638
DPC Dash Ltd.(1)	3,600	35,456
Dynagreen Environmental Protection Group Co. Ltd., H Shares	26,000	17,943
East Buy Holding Ltd.(1)	33,000	83,202
Edianyun Ltd., Class H(1)	1,000	284
Essex Bio-technology Ltd.	17,000	9,199
Ever Sunshine Services Group Ltd.(2)	26,000	6,021
Everest Medicines Ltd.(1)	14,000	84,983
Evergrande Property Services Group Ltd.(1)	369,000	67,483
Fenbi Ltd.(1)(2)	34,000	13,980
FIH Mobile Ltd.(1)	1,900	4,643
FinVolution Group, ADR	4,540	22,655
First Tractor Co. Ltd., H Shares	20,000	18,933
Fosun International Ltd.	123,000	76,903
Fu Shou Yuan International Group Ltd.(2)	68,000	25,526
Fufeng Group Ltd.	77,000	79,491
Gaotu Techedu, Inc., ADR(1)	2,255	5,322
GCL Technology Holdings Ltd.(1)(2)	1,233,000	184,386
GDS Holdings Ltd., Class A(1)(2)	47,600	202,695
Gemdale Properties & Investment Corp. Ltd.(1)(2)	244,000	5,743
Genertec Universal Medical Group Co. Ltd.	49,000	39,462
Genscript Biotech Corp.(1)(2)	82,000	157,647
Giant Biogene Holding Co. Ltd.(2)	13,400	62,487
Goodbaby International Holdings Ltd.	44,000	6,584
Grand Pharmaceutical Group Ltd.(2)	84,500	89,348
Greentown China Holdings Ltd.(2)	49,500	56,592
Greentown Management Holdings Co. Ltd.(2)	27,000	10,408
Guangshen Railway Co. Ltd., Class H	100,000	28,158
Guangzhou R&F Properties Co. Ltd., H Shares(1)(2)	68,800	5,588
Guoquan Food Shanghai Co. Ltd.	49,600	23,602
Gushengtang Holdings Ltd.	7,400	28,480
Haichang Ocean Park Holdings Ltd.(1)(2)	189,000	16,989
Hainan Meilan International Airport Co. Ltd., H Shares(1)(2)	9,000	11,973
Haitian International Holdings Ltd.	44,000	123,574
Harbin Electric Co. Ltd., H Shares	38,000	69,679
Hello Group, Inc., ADR	8,070	56,167
Hengan International Group Co. Ltd.	44,500	160,802
Hisense Home Appliances Group Co. Ltd., H Shares	11,000	36,032
Hopson Development Holdings Ltd.(1)	43,800	17,064
Huabao International Holdings Ltd.	60,000	27,682
HUYA, Inc., ADR	5,730	16,330
Hygeia Healthcare Holdings Co. Ltd.(1)(2)	17,600	28,630
iDreamSky Technology Holdings Ltd.(1)	85,200	7,228
Ingdan, Inc.(1)	31,000	12,299
Inkeverse Group Ltd.(1)	51,000	6,571
iQIYI, Inc., ADR(1)(2)	33,620	73,628

Jiayin Group, Inc., ADR	354	2,524
JinkoSolar Holding Co. Ltd., ADR	1,790	46,791
Jinxin Fertility Group Ltd.(1)(2)	99,000	30,477
Jiumaojiu International Holdings Ltd.	29,000	6,649
JNBY Design Ltd.	13,000	33,012
JOYY, Inc., ADR	1,904	120,180
Kinetic Development Group Ltd.	204,000	41,439
Kingboard Holdings Ltd.	33,500	112,226
Kingboard Laminates Holdings Ltd.(2)	46,500	67,975
Kingsoft Cloud Holdings Ltd.(1)(2)	133,949	108,468
KWG Group Holdings Ltd.(1)	20,500	600
Launch Tech Co. Ltd., Class H(2)	3,000	3,108
Lee & Man Paper Manufacturing Ltd.	95,000	38,275
Leoch International Technology Ltd.	19,000	4,377
LEPU ScienTech Medical Technology Shanghai Co. Ltd., Class H	3,000	6,902
LexinFintech Holdings Ltd., ADR	2,207	7,261
Li Ning Co. Ltd.	112,500	252,146
Lifetech Scientific Corp.(1)	132,000	32,614
Lingbao Gold Group Co. Ltd., Class H(2)	24,000	50,724
Linklogis, Inc., Class B(2)	45,500	14,010
Logan Group Co. Ltd.(1)(2)	111,000	20,887
Lonking Holdings Ltd.	143,000	54,120
Lufax Holding Ltd., ADR(1)	19,691	49,227
Luye Pharma Group Ltd.(1)	153,500	60,901
LVGEM China Real Estate Investment Co. Ltd.(1)(2)	40,000	1,964
Maanshan Iron & Steel Co. Ltd., H Shares(1)	62,000	19,944
Maoyan Entertainment(2)	27,400	24,379
Medlive Technology Co. Ltd.(2)	4,000	5,271
Meitu, Inc.(1)	212,500	235,994
MicroPort NeuroScientific Corp.(2)	10,096	13,573
Microport Scientific Corp.(1)	73,900	106,854
Midea Real Estate Holding Ltd.(1)(2)	9,200	5,303
Ming Yuan Cloud Group Holdings Ltd.(1)(2)	3,000	1,219
Minth Group Ltd.	40,000	175,443
MMG Ltd.(1)	207,200	185,037
Nayuki Holdings Ltd.(1)	33,500	4,705
NetDragon Websoft Holdings Ltd.	24,500	35,777
New Focus Auto Tech Holdings Ltd.(1)	104,000	642
Newborn Town, Inc.(1)	32,000	39,004
Nexteer Automotive Group Ltd.	68,000	51,557
Nine Dragons Paper Holdings Ltd.(1)	135,000	109,113
Noah Holdings Ltd., ADR	2,304	23,409
Ocumension Therapeutics(1)	13,500	14,282
Onewo, Inc., Class H	52,200	135,859
Ping An Healthcare & Technology Co. Ltd.(2)	8,200	15,558
Poly Property Group Co. Ltd.(2)	147,000	36,302
Precision Tsugami China Corp. Ltd.	6,000	24,681
Q Technology Group Co. Ltd.	23,000	27,158
Qfin Holdings, Inc., ADR	4,010	78,315
Qudian, Inc., ADR(1)	6,694	32,332
Qunabox Group Ltd.(1)	3,100	13,042
Radiance Holdings Group Co. Ltd.(1)(2)	29,000	8,360
Sany Heavy Equipment International Holdings Co. Ltd.	58,000	54,258
Scholar Education Group	6,000	1,930
Seazen Group Ltd.(1)	176,000	48,459

Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	134,000	95,613
Shanghai Conant Optical Co. Ltd., Class H	14,500	90,679
Shanghai Henlius Biotech, Inc., Class H(1)(2)	5,900	52,423
Shanghai Industrial Holdings Ltd.	20,000	39,325
Shenzhen Expressway Corp. Ltd., H Shares(2)	28,000	26,700
Shenzhen International Holdings Ltd.	73,652	81,703
Shenzhen Investment Ltd.(1)(2)	186,000	21,293
Shenzhen Pagoda Industrial Group Corp. Ltd., Class H	29,500	6,908
Shimao Services Holdings Ltd.(1)	7,000	585
Shiyue Daotian Group Co. Ltd., Class H	12,000	11,702
Shoucheng Holdings Ltd.	104,000	27,486
Shougang Fushan Resources Group Ltd.	54,933	20,554
Shui On Land Ltd.	129,000	11,956
Sichuan Expressway Co. Ltd., Class H(2)	30,000	20,820
Sihuan Pharmaceutical Holdings Group Ltd.(2)	151,000	26,264
Simcere Pharmaceutical Group Ltd.	44,000	77,114
Sinopec Engineering Group Co. Ltd., H Shares	68,500	64,744
Sinopec Kantons Holdings Ltd.	56,000	29,882
Skyworth Group Ltd.(1)(2)	60,000	30,885
Sohu.com Ltd., ADR(1)	897	13,832
So-Young International, Inc., ADR	1,014	2,991
SSY Group Ltd.(2)	54,000	21,319
Sun Art Retail Group Ltd.	155,000	32,107
Sun King Technology Group Ltd.(1)	96,000	26,587
Sunac China Holdings Ltd.(1)(2)	522,000	92,306
Sunac Services Holdings Ltd.(2)	55,000	10,838
Sunshine Insurance Group Co. Ltd.	102,000	47,505
SY Holdings Group Ltd.	19,500	26,044
Tanwan, Inc.(1)	13,800	23,703
TCL Electronics Holdings Ltd.	67,000	88,185
Tiangong International Co. Ltd.(2)	102,000	41,282
Tianli International Holdings Ltd.(2)	62,000	19,363
Tianneng Power International Ltd.(2)	46,000	45,330
Tong Ren Tang Technologies Co. Ltd., H Shares	18,000	10,966
Tongdao Liepin Group	13,800	6,495
Tongguan Gold Group Ltd.	146,000	52,882
Topsports International Holdings Ltd.	149,000	65,995
Towngas Smart Energy Co. Ltd.(2)	82,756	41,425
Tuhu Car, Inc.(1)	9,900	21,924
Uni-President China Holdings Ltd.	60,000	63,820
Up Fintech Holding Ltd., ADR(1)	6,952	61,317
Viva Biotech Holdings(1)	71,000	17,955
Wasion Holdings Ltd.	22,000	39,810
Weibo Corp., ADR(2)	6,132	60,952
Weilong Delicious Global Holdings Ltd.(2)	19,200	28,069
WellCell Holdings Co. Ltd.(1)(2)	10,400	19,276
West China Cement Ltd.	162,000	63,331
X Financial, ADR	142	977
XD, Inc.	24,600	224,221
Xiabuxiabu Catering Management China Holdings Co. Ltd.(1)(2)	15,500	1,578
Xinjiang Xinxin Mining Industry Co. Ltd., H Shares	44,000	11,676
Xinte Energy Co. Ltd., H Shares(1)	25,600	24,377
Xinyi Energy Holdings Ltd.	122,295	18,576
Xinyi Solar Holdings Ltd.(2)	156,065	64,817
XJ International Holdings Co. Ltd.(1)	92,000	2,058

Xtep International Holdings Ltd.	108,500	78,475
Xunlei Ltd., ADR(1)(2)	1,602	11,582
XXF Group Holdings Ltd.(1)(2)	60,000	61,478
Yadea Group Holdings Ltd.	66,000	104,746
Yatsen Holding Ltd., ADR(1)	958	5,997
Yeahka Ltd.(1)(2)	10,400	10,680
Yidu Tech, Inc.(1)(2)	36,200	24,053
Yihai International Holding Ltd.(2)	25,000	39,943
Yixin Group Ltd.	119,500	37,326
Yuexiu Property Co. Ltd.	95,000	55,207
Yuexiu Transport Infrastructure Ltd.	62,000	35,004
Zengame Technology Holding Ltd.	4,000	1,177
Zhejiang Expressway Co. Ltd., H Shares	79,800	77,450
Zhihu, Inc., ADR(1)	1,280	4,723
ZhongAn Online P&C Insurance Co. Ltd., H Shares(1)	66,800	132,424
Zhongsheng Group Holdings Ltd.	50,000	75,489
Zhongyu Energy Holdings Ltd.(2)	42,000	15,879
Zhou Hei Ya International Holdings Co. Ltd.	45,500	9,894
Zhuguang Holdings Group Co. Ltd.(1)(2)	20,000	152
Zonqing Environmental Ltd.(1)	6,000	1,208
Zylox-Tonbridge Medical Technology Co. Ltd.	8,500	27,455
		12,173,657
Colombia — 0.3%
Cementos Argos SA	30,423	87,475
Grupo Argos SA	16,389	77,229
Grupo de Inversiones Suramericana SA	1,084	15,919
Mineros SA	4,616	18,434
		199,057
Greece — 0.7%
Aegean Airlines SA	3,233	53,841
Aktor SA Holding Co. Technical & Energy Projects(1)	5,293	56,934
Alter Ego Media SA	715	5,352
GEK TERNA SA	3,716	107,169
HELLENiQ ENERGY Holdings SA	5,978	57,359
Holding Co. ADMIE IPTO SA	8,461	27,656
Intracom Holdings SA	4,346	16,622
LAMDA Development SA(1)	5,306	43,109
Optima bank SA	14,450	129,104
		497,146
Hong Kong — 0.2%
Brii Biosciences Ltd.(1)	3,000	673
HBM Holdings Ltd.(1)	45,000	78,137
Jinchuan Group International Resources Co. Ltd.(1)(2)	22,000	904
Kangji Medical Holdings Ltd.	25,000	29,702
Venus MedTech Hangzhou, Inc., H Shares(1)(2)	1,000	313
		109,729
Hungary — 0.1%
Magyar Telekom Telecommunications PLC	19,405	103,860
Opus Global Nyrt	591	969
		104,829
India — 17.8%
63 Moons Technologies Ltd.	1,411	14,402
Aadhar Housing Finance Ltd.(1)	6,035	32,522
Aarti Drugs Ltd.	2,161	10,293
Aarti Industries Ltd.	10,413	44,623

Aarti Pharmalabs Ltd.	3,042	23,948
Aavas Financiers Ltd.(1)	2,614	45,329
Accelya Solutions India Ltd.	61	886
Acme Solar Holdings Ltd.	5,495	14,200
Action Construction Equipment Ltd.	1,430	15,921
ADF Foods Ltd.	2,174	5,110
Aditya Birla Real Estate Ltd.	985	19,577
Aditya Birla Sun Life Asset Management Co. Ltd.	2,017	16,647
Advanced Enzyme Technologies Ltd.	2,530	8,831
Advent Hotels International Pvt Ltd.(1)	960	2,527
Aegis Logistics Ltd.	6,326	54,117
Aeroflex Industries Ltd.	1,236	2,595
AGI Greenpac Ltd.	835	7,170
AGI Infra Ltd.	2,040	6,194
Ahluwalia Contracts India Ltd.	1,243	13,893
Ajmera Realty & Infra India Ltd.	312	3,569
Alembic Ltd.	4,513	5,068
Alembic Pharmaceuticals Ltd.	3,096	31,426
Alivus Life Sciences Ltd.	1,483	14,930
Alkyl Amines Chemicals	991	18,669
Allcargo Global Ltd.(1)	11,737	2,817
Allcargo Logistics Ltd.(1)	11,737	1,707
Allied Digital Services Ltd.	1,514	2,721
Amara Raja Energy & Mobility Ltd.	5,446	58,112
Amber Enterprises India Ltd.(1)	1,170	94,211
Anand Rathi Wealth Ltd.	1,524	49,270
Anant Raj Ltd.	5,990	38,759
Andhra Paper Ltd.	1,165	897
Angel One Ltd.	694	21,040
Antelopus Selan Energy Ltd.(1)	379	1,676
Anup Engineering Ltd.	419	10,603
Anupam Rasayan India Ltd.	1,500	20,520
Apeejay Surrendra Park Hotels Ltd.	3,626	5,618
Aptech Ltd.	500	587
Aptus Value Housing Finance India Ltd.	16,998	53,254
Archean Chemical Industries Ltd.	3,862	22,163
Arman Financial Services Ltd.(1)	449	8,243
Artemis Medicare Services Ltd.	812	2,601
Arvind Fashions Ltd.	4,562	25,800
Arvind Ltd.	9,183	36,372
Asahi India Glass Ltd.	4,987	57,071
Ashapura Minechem Ltd.	2,330	17,924
Ashoka Buildcon Ltd.(1)	3,417	6,824
ASK Automotive Ltd.	2,917	16,284
Associated Alcohols & Breweries Ltd.	676	7,392
Aster DM Healthcare Ltd.	5,612	41,849
Astral Ltd.	3,282	52,977
AstraZeneca Pharma India Ltd.	151	15,256
Atul Auto Ltd.(1)	225	1,192
Atul Ltd.	863	56,749
AurionPro Solutions Ltd.	1,151	14,181
Avadh Sugar & Energy Ltd.	218	928
Avantel Ltd.	8,211	14,353
Avanti Feeds Ltd.	2,372	21,607
AWL Agri Business Ltd.(1)	9,670	28,062

Bajaj Consumer Care Ltd.(1)	4,347	13,016
Bajaj Healthcare Ltd.	862	4,185
Bajaj Hindusthan Sugar Ltd.(1)	29,134	6,718
Balaji Amines Ltd.	644	8,314
Balmer Lawrie & Co. Ltd.	2,024	4,203
Balrampur Chini Mills Ltd.	8,332	41,809
Banco Products India Ltd.	2,984	22,756
BASF India Ltd.	670	31,168
Bata India Ltd.	2,778	31,090
BEML Ltd.	2,314	47,468
Bhansali Engineering Polymers Ltd.	4,528	4,669
Bharat Bijlee Ltd.	143	4,636
Bharat Rasayan Ltd.	28	3,265
Bharat Wire Ropes Ltd.(1)	677	1,353
Bikaji Foods International Ltd.	3,880	31,175
Birla Corp. Ltd.	1,816	22,793
Birlasoft Ltd.	6,680	28,490
BL Kashyap & Sons Ltd.(1)	2,006	1,155
Black Box Ltd.	1,665	9,974
Bliss Gvs Pharma Ltd.	5,011	9,325
BLS International Services Ltd.	4,869	18,029
Blue Dart Express Ltd.	260	16,652
Blue Jet Healthcare Ltd.	1,149	7,457
Bluspring Enterprises Ltd.(1)	1,534	1,237
Bodal Chemicals Ltd.(1)	1,303	791
Bombay Burmah Trading Co.	877	18,029
Bombay Dyeing & Manufacturing Co. Ltd.	5,082	8,218
Camlin Fine Sciences Ltd.(1)	7,157	13,244
Campus Activewear Ltd.	5,167	15,980
Can Fin Homes Ltd.	4,661	46,286
Cantabil Retail India Ltd.	1,513	4,222
Capacit'e Infraprojects Ltd.(1)	2,168	6,738
Caplin Point Laboratories Ltd.	1,059	22,715
Capri Global Capital Ltd.	7,212	15,218
Carborundum Universal Ltd.	4,505	43,309
Care Ratings Ltd.	1,525	25,970
Cartrade Tech Ltd.(1)	2,135	73,903
Castrol India Ltd.	25,123	54,148
Ceat Ltd.	1,295	55,753
Cemindia Projects Ltd.	4,124	38,838
Central Depository Services India Ltd.	4,294	77,919
Centrum Capital Ltd.(1)	5,500	1,845
Century Plyboards India Ltd.	2,357	21,161
Cera Sanitaryware Ltd.	259	16,074
CESC Ltd.	19,563	37,402
Chalet Hotels Ltd.	4,818	47,811
Chambal Fertilisers & Chemicals Ltd.	5,646	27,873
Chemplast Sanmar Ltd.(1)	2,207	7,027
Chennai Petroleum Corp. Ltd.	3,259	33,453
Cholamandalam Financial Holdings Ltd.	3,856	79,777
CIE Automotive India Ltd.	7,347	33,904
Cigniti Technologies Ltd.(1)	662	13,787
City Union Bank Ltd.	21,463	65,202
Clean Science & Technology Ltd.	1,474	15,100
CMS Info Systems Ltd.	9,733	38,696

Coffee Day Enterprises Ltd.(1)	3,833	1,551
Cohance Lifesciences Ltd.(1)	5,184	32,712
Computer Age Management Services Ltd.	3,102	134,803
Cosmo First Ltd.	934	7,609
Craftsman Automation Ltd.	521	40,977
CreditAccess Grameen Ltd.(1)	3,977	59,603
Crompton Greaves Consumer Electricals Ltd.	36,416	108,391
CSB Bank Ltd.(1)	2,768	12,773
Cyient Ltd.	4,338	54,721
Dalmia Bharat Refractories Ltd.(1)	11	1
Dalmia Bharat Sugar & Industries Ltd.	541	1,874
DAM Capital Advisors Ltd.	1,168	2,932
Datamatics Global Services Ltd.	1,089	10,295
DCB Bank Ltd.	8,438	17,383
DCM Shriram Industries Ltd.	793	1,539
DCM Shriram Ltd.	1,533	20,875
DCW Ltd.	6,185	4,272
Dcx Systems Ltd.(1)	2,409	5,025
Deccan Cements Ltd.	340	2,967
Deep Industries Ltd.	1,730	8,904
Deepak Fertilisers & Petrochemicals Corp. Ltd.	4,818	73,929
Delhivery Ltd.(1)	11,464	54,744
Delta Corp. Ltd.	1,119	859
Devyani International Ltd.(1)	22,351	34,005
Dhampur Sugar Mills Ltd.(1)	614	870
Dhanuka Agritech Ltd.	828	11,473
Digitide Solutions Ltd.(1)	1,534	2,439
Dilip Buildcon Ltd.	1,244	6,654
Dishman Carbogen Amcis Ltd.(1)	2,818	7,560
D-Link India Ltd.	867	4,270
Dodla Dairy Ltd.	1,623	23,295
Dolat Algotech Ltd.(1)	1,569	1,218
Dollar Industries Ltd.	373	1,444
Dr. Lal PathLabs Ltd.	1,601	54,699
Dreamfolks Services Ltd.(1)	363	491
Dredging Corp. of India Ltd.(1)	175	1,682
Dwarikesh Sugar Industries Ltd.	1,622	745
E2E Networks Ltd.(1)	303	7,685
eClerx Services Ltd.	1,445	73,629
Edelweiss Financial Services Ltd.	32,541	40,251
EID Parry India Ltd.(1)	7,085	81,830
Elecon Engineering Co. Ltd.	3,906	22,129
Electronics Mart India Ltd.(1)	5,192	7,117
Electrosteel Castings Ltd.	10,342	8,594
Elgi Equipments Ltd.	9,446	54,118
Embassy Developments Ltd.(1)	46,984	40,713
Epack Durable Ltd.(1)	639	1,943
Epigral Ltd.	721	12,210
EPL Ltd.	8,407	19,228
Equitas Small Finance Bank Ltd.(1)	32,728	23,518
Ester Industries Ltd.	967	1,184
Eveready Industries India Ltd.	1,324	4,971
Everest Kanto Cylinder Ltd.	896	1,210
Excel Industries Ltd.	204	2,176
FCS Software Solutions Ltd.(1)	23,160	528

FDC Ltd.(1)	2,700	12,510
Fedbank Financial Services Ltd.(1)	6,354	10,442
Federal-Mogul Goetze India Ltd.(1)	854	4,677
FIEM Industries Ltd.	647	16,439
Filatex India Ltd.	5,605	3,369
Fine Organic Industries Ltd.	439	21,737
Fineotex Chemical Ltd.	13,310	3,757
Fino Payments Bank Ltd.(1)	1,117	3,988
Finolex Cables Ltd.	2,883	24,164
Finolex Industries Ltd.	15,214	30,497
Firstsource Solutions Ltd.	6,606	25,603
Five-Star Business Finance Ltd.	11,719	77,704
Foods & Inns Ltd.	614	521
Force Motors Ltd.	247	49,317
Fusion Finance Ltd.(1)	2,430	4,594
G R Infraprojects Ltd.	606	7,311
Gabriel India Ltd.	4,440	51,232
Galaxy Surfactants Ltd.	232	5,263
Ganesh Benzoplast Ltd.(1)	1,241	1,181
Ganesh Housing Ltd.	816	7,683
Ganesha Ecosphere Ltd.	491	5,048
Garden Reach Shipbuilders & Engineers Ltd.	629	19,715
Garware Hi-Tech Films Ltd.	458	20,260
Garware Technical Fibres Ltd.	2,374	18,697
Gateway Distriparks Ltd.	15,461	10,194
Geojit Financial Services Ltd.	1,923	1,593
GHCL Ltd.	3,187	20,551
Globus Spirits Ltd.	900	10,735
GM Breweries Ltd.	180	2,063
GMM Pfaudler Ltd.	1,292	16,247
Godawari Power & Ispat Ltd.	13,747	36,314
Godrej Agrovet Ltd.	2,652	17,671
Gokaldas Exports Ltd.(1)	1,304	13,611
Gokul Agro Resources Ltd.(1)	3,176	7,416
Goldiam International Ltd.	2,149	9,636
Goodluck India Ltd.	783	10,288
Granules India Ltd.	6,436	40,110
Graphite India Ltd.	3,025	18,821
Great Eastern Shipping Co. Ltd.	5,491	68,108
Greaves Cotton Ltd.	2,225	5,042
Greenpanel Industries Ltd.	1,899	5,314
Grindwell Norton Ltd.	1,920	33,415
GRM Overseas Ltd.(1)	1,304	6,855
Gujarat Alkalies & Chemicals Ltd.	458	2,719
Gujarat Ambuja Exports Ltd.	6,032	7,473
Gujarat Industries Power Co. Ltd.	3,248	5,941
Gujarat Mineral Development Corp. Ltd.	4,495	27,181
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	4,605	25,709
Gujarat Pipavav Port Ltd.	8,904	17,821
Gujarat State Fertilizers & Chemicals Ltd.	12,590	26,062
Gujarat State Petronet Ltd.	15,008	48,309
Gulf Oil Lubricants India Ltd.	882	11,687
Happiest Minds Technologies Ltd.	1,538	8,604
Happy Forgings Ltd.	137	1,593
Hathway Cable & Datacom Ltd.(1)	25,866	3,794

HBL Engineering Ltd.	7,506	74,560
HealthCare Global Enterprises Ltd.(1)	2,407	19,651
HEG Ltd.	3,386	20,008
HeidelbergCement India Ltd.	2,149	4,421
Heritage Foods Ltd.	2,475	13,405
HFCL Ltd.	33,103	26,071
HG Infra Engineering Ltd.	983	9,552
Hikal Ltd.	1,877	4,687
Himatsingka Seide Ltd.	3,780	5,342
Hindustan Copper Ltd.	14,597	53,562
Hindustan Foods Ltd.(1)	759	4,578
Hindustan Oil Exploration Co. Ltd.(1)	4,988	8,089
Hi-Tech Gears Ltd.	215	1,701
HI-Tech Pipes Ltd.	1,926	2,179
HLV Ltd.(1)	8,296	895
Home First Finance Co. India Ltd.	4,474	55,695
Honasa Consumer Ltd.(1)	8,254	26,845
HPL Electric & Power Ltd.	1,239	5,771
Hubtown Ltd.(1)	3,681	12,900
IFCI Ltd.(1)	38,935	22,284
IIFL Capital Services Ltd.	7,173	25,875
IIFL Finance Ltd.(1)	19,311	125,381
Imagicaaworld Entertainment Ltd.(1)	3,532	1,952
Indegene Ltd.	4,207	25,064
India Cements Ltd.(1)	6,059	26,664
India Glycols Ltd.	1,612	19,718
India Pesticides Ltd.	527	1,052
India Shelter Finance Corp. Ltd.	2,276	22,456
IndiaMart InterMesh Ltd.	1,510	39,088
Indian Energy Exchange Ltd.	26,048	40,700
Indian Metals & Ferro Alloys Ltd.	706	10,675
Indigo Paints Ltd.	921	13,266
Indo Count Industries Ltd.	3,825	13,982
Indo Tech Transformers Ltd.(1)	170	3,220
IndoStar Capital Finance Ltd.(1)	1,793	4,663
Indraprastha Gas Ltd.	23,932	53,554
Indraprastha Medical Corp. Ltd.	2,325	13,346
Infibeam Avenues Ltd.(1)	56,938	12,313
Infibeam Avenues Ltd.(1)	14,287	3,090
Ingersoll Rand India Ltd.	240	10,045
Inox Green Energy Services Ltd.(1)	5,904	14,477
INOX India Ltd.	1,213	15,933
Insecticides India Ltd.(1)	261	2,116
Intellect Design Arena Ltd.	6,672	83,249
IOL Chemicals & Pharmaceuticals Ltd.	7,545	7,631
ION Exchange India Ltd.	3,433	13,502
IRCON International Ltd.	18,257	33,061
ISGEC Heavy Engineering Ltd.	730	6,755
J Kumar Infraprojects Ltd.	1,830	12,022
Jai Balaji Industries Ltd.(1)	10,265	7,916
Jai Corp. Ltd.	936	1,501
Jain Irrigation Systems Ltd.(1)	13,970	7,150
Jaiprakash Power Ventures Ltd.(1)	179,435	37,808
Jammu & Kashmir Bank Ltd.	26,066	31,286
Jamna Auto Industries Ltd.	6,494	8,343

Jana Small Finance Bank Ltd.(1)	3,258	16,566
Jash Engineering Ltd.	1,690	8,888
JBM Auto Ltd.	2,195	15,135
JG Chemicals Ltd.	530	2,370
Jindal Drilling & Industries Ltd.	924	5,747
Jindal Poly Films Ltd.	362	2,110
Jindal Saw Ltd.	11,932	21,777
Jindal Worldwide Ltd.(1)	5,494	2,066
JK Lakshmi Cement Ltd.	3,813	32,403
JK Paper Ltd.	3,944	16,261
JK Tyre & Industries Ltd.	6,546	32,810
JM Financial Ltd.	26,467	43,112
Johnson Controls-Hitachi Air Conditioning India Ltd.	198	3,579
JTL Industries Ltd.	5,295	3,943
Jubilant Foodworks Ltd.	9,744	65,707
Jubilant Ingrevia Ltd.	4,478	35,531
Jubilant Pharmova Ltd.	3,972	48,518
Juniper Hotels Ltd.(1)	1,091	2,938
Jupiter Life Line Hospitals Ltd.	600	9,908
Just Dial Ltd.(1)	1,164	9,612
Jyoti Structures Ltd.(1)	23,061	2,937
Kajaria Ceramics Ltd.	5,884	70,416
Kalpataru Projects International Ltd.	6,072	81,743
Kalyani Steels Ltd.	881	7,623
Kamdhenu Ltd.	3,390	990
Karnataka Bank Ltd.	10,730	25,514
Karur Vysya Bank Ltd.	32,495	90,287
Kaveri Seed Co. Ltd.	1,427	15,907
KCP Ltd.	3,234	6,644
KDDL Ltd.	299	8,365
Kellton Tech Solutions Ltd.(1)	6,435	1,410
Kfin Technologies Ltd.	5,600	66,468
Kiri Industries Ltd.(1)	2,028	13,370
Kirloskar Brothers Ltd.	1,174	22,275
Kirloskar Ferrous Industries Ltd.	2,031	11,252
Kirloskar Oil Engines Ltd.	3,939	49,766
Kirloskar Pneumatic Co. Ltd.	2,268	27,666
Kitex Garments Ltd.	1,581	3,837
KNR Constructions Ltd.	3,282	5,890
Kolte-Patil Developers Ltd.(1)	551	2,334
Kopran Ltd.	671	1,012
KRBL Ltd.	3,751	17,172
Krishna Institute of Medical Sciences Ltd.(1)	9,869	75,726
Krsnaa Diagnostics Ltd.	691	6,273
LA Opala RG Ltd.	827	2,038
Laxmi Organic Industries Ltd.	3,209	6,547
Lemon Tree Hotels Ltd.(1)	11,705	20,778
Likhitha Infrastructure Ltd.(1)	504	1,094
Lincoln Pharmaceuticals Ltd.	377	2,163
LMW Ltd.	182	30,643
LT Foods Ltd.	8,875	40,706
Lumax Auto Technologies Ltd.	1,910	32,861
Lumax Industries Ltd.	159	9,994
LUX Industries Ltd.	112	1,500
Mahanagar Gas Ltd.	2,899	39,012

Maharashtra Scooters Ltd.	181	29,838
Maharashtra Seamless Ltd.	2,169	14,304
Mahindra Holidays & Resorts India Ltd.(1)	2,024	7,203
Mahindra Logistics Ltd.	837	3,053
Maithan Alloys Ltd.	453	4,866
Man Industries India Ltd.(1)	777	4,066
Man Infraconstruction Ltd.	5,301	7,626
Manali Petrochemicals Ltd.	1,877	1,372
Manappuram Finance Ltd.	29,669	94,536
Mangalam Cement Ltd.	1,278	10,138
Marksans Pharma Ltd.	11,289	23,829
MAS Financial Services Ltd.	1,269	4,394
Mayur Uniquoters Ltd.	478	2,668
Medi Assist Healthcare Services Ltd.(1)	2,981	15,856
Medplus Health Services Ltd.(1)	3,044	27,610
Meghmani Organics Ltd.(1)	7,778	5,955
Metropolis Healthcare Ltd.	1,580	34,172
Minda Corp. Ltd.	4,257	27,783
Mishra Dhatu Nigam Ltd.	3,006	11,092
MM Forgings Ltd.	564	2,068
MMTC Ltd.(1)	2,796	1,899
MOIL Ltd.	3,859	14,664
Mold-Tek Packaging Ltd.	705	4,814
Morepen Laboratories Ltd.	17,326	8,429
Motherson Sumi Wiring India Ltd.	76,115	39,000
MPS Ltd.	402	9,733
Mrs Bectors Food Specialities Ltd.	1,901	27,691
MSP Steel & Power Ltd.(1)	7,229	2,991
Muthoot Microfin Ltd.(1)	1,664	3,626
Narayana Hrudayalaya Ltd.	3,006	65,516
Natco Pharma Ltd.	3,482	34,259
National Fertilizers Ltd.	4,510	4,309
Nava Ltd.	10,624	62,163
Navin Fluorine International Ltd.	811	52,103
NCC Ltd.	22,051	42,435
NDR Auto Components Ltd.	389	3,723
Nectar Lifesciences Ltd.(1)	2,214	422
NELCO Ltd.	721	6,835
NESCO Ltd.	1,296	18,654
Netweb Technologies India Ltd.	489	18,051
Network18 Media & Investments Ltd.(1)	32,502	16,433
Neuland Laboratories Ltd.	421	81,505
Newgen Software Technologies Ltd.	3,491	34,497
NIIT Learning Systems Ltd.	2,891	12,898
NIIT Ltd.	1,763	1,903
NOCIL Ltd.	2,999	5,745
Northern Arc Capital Ltd.(1)	4,581	13,845
Nuvama Wealth Management Ltd.	248	20,724
Nuvoco Vistas Corp. Ltd.(1)	5,737	22,933
Onesource Specialty Pharma Ltd.(1)	1,049	18,020
OnMobile Global Ltd.(1)	1,009	651
Orient Cement Ltd.	1,493	2,778
Orient Electric Ltd.	3,669	7,996
Orient Green Power Co. Ltd.(1)	24,687	3,550
Orient Paper & Industries Ltd.(1)	2,555	660

Oriental Hotels Ltd.	1,543	2,003
Paisalo Digital Ltd.	21,963	9,241
Pakka Ltd.(1)	870	1,142
Panacea Biotec Ltd.(1)	731	3,014
Panama Petrochem Ltd.	688	2,277
Paradeep Phosphates Ltd.	28,574	50,885
Paradeep Phosphates Ltd.	6,749	11,966
Parag Milk Foods Ltd.	4,303	16,039
Paramount Communications Ltd.(1)	2,276	1,008
Patel Engineering Ltd.(1)	20,302	8,279
PC Jeweller Ltd.(1)	80,399	8,947
PCBL Chemical Ltd.	5,390	19,667
Pearl Global Industries Ltd.	901	17,170
Pennar Industries Ltd.(1)	4,290	11,083
Piramal Pharma Ltd.	23,032	48,351
Pitti Engineering Ltd.	354	3,461
PIX Transmissions Ltd.	257	4,200
PNB Gilts Ltd.	1,887	1,773
PNB Housing Finance Ltd.	13,958	141,604
PNC Infratech Ltd.	4,791	13,294
Pokarna Ltd.	506	5,372
Poly Medicure Ltd.	1,482	32,202
Polyplex Corp. Ltd.	796	7,429
Pondy Oxides & Chemicals Ltd.	866	12,515
Poonawalla Fincorp Ltd.(1)	5,051	27,201
Power Mech Projects Ltd.	579	15,454
Prakash Industries Ltd.	4,574	7,128
Prataap Snacks Ltd.	506	6,184
Premier Explosives Ltd.	1,708	10,153
Pricol Ltd.	3,503	24,466
Prince Pipes & Fittings Ltd.	1,157	3,579
Prism Johnson Ltd.(1)	2,745	4,198
Privi Speciality Chemicals Ltd.	509	17,995
Procter & Gamble Health Ltd.	465	29,774
Protean eGov Technologies Ltd.	731	6,637
Prudent Corporate Advisory Services Ltd.	929	25,745
PSP Projects Ltd.(1)	828	8,431
PTC India Ltd.	13,848	24,504
Puravankara Ltd.(1)	1,562	4,368
PVR Inox Ltd.(1)	3,190	38,145
Quess Corp. Ltd.	1,534	3,694
Quick Heal Technologies Ltd.(1)	470	1,621
R Systems International Ltd.	1,819	8,115
Railtel Corp. of India Ltd.	5,603	21,315
Rain Industries Ltd.	7,247	8,848
Rainbow Children's Medicare Ltd.	3,182	48,240
Rajesh Exports Ltd.(1)	4,249	8,896
Rallis India Ltd.	5,797	17,142
Ram Ratna Wires Ltd.	391	2,683
Rama Steel Tubes Ltd.(1)	41,114	4,567
Ramco Cements Ltd.	2,454	28,539
Ramkrishna Forgings Ltd.	3,917	24,153
Ramky Infrastructure Ltd.(1)	507	3,371
Rashtriya Chemicals & Fertilizers Ltd.	6,659	10,569
RattanIndia Power Ltd.(1)	148,916	16,766

Raymond Lifestyle Ltd.(1)	924	11,596
Raymond Ltd.(1)	1,155	6,262
Raymond Realty Ltd.(1)	1,155	6,519
RBL Bank Ltd.	33,428	117,220
Redington Ltd.	41,865	132,162
Redtape Ltd.	3,568	5,248
Refex Industries Ltd.	1,353	5,256
Relaxo Footwears Ltd.	2,127	9,764
Reliance Industrial Infrastructure Ltd.	650	6,332
Reliance Infrastructure Ltd.(1)	15,134	29,256
Reliance Power Ltd.(1)	172,962	77,719
Religare Enterprises Ltd.(1)	4,703	13,076
Repco Home Finance Ltd.	2,185	10,236
Restaurant Brands Asia Ltd.(1)	26,092	18,214
Rico Auto Industries Ltd.	1,835	2,494
RITES Ltd.	6,666	17,738
Rossari Biotech Ltd.	1,042	7,010
Roto Pumps Ltd.	1,242	864
Route Mobile Ltd.	445	3,327
RPG Life Sciences Ltd.	266	6,792
RR Kabel Ltd.	1,858	29,255
Rupa & Co. Ltd.	419	823
Saksoft Ltd.	1,704	3,881
Salzer Electronics Ltd.	381	3,042
SAMHI Hotels Ltd.(1)	8,319	18,297
Sammaan Capital Ltd.(1)	28,167	48,575
Sandhar Technologies Ltd.	522	3,279
Sandur Manganese & Iron Ores Ltd.	5,871	14,054
Sanghi Industries Ltd.(1)	1,482	1,056
Sanghvi Movers Ltd.	1,386	5,177
Sanofi Consumer Healthcare India Ltd.	68	3,547
Sanofi India Ltd.	443	21,742
Sansera Engineering Ltd.	2,502	49,090
Sapphire Foods India Ltd.(1)	13,397	37,360
Sarda Energy & Minerals Ltd.	5,572	30,569
Satia Industries Ltd.	661	500
Satin Creditcare Network Ltd.(1)	1,324	2,282
Savita Oil Technologies Ltd.	484	2,057
SBFC Finance Ltd.(1)	23,214	28,213
Schneider Electric Infrastructure Ltd.(1)	2,263	18,166
SEPC Ltd.(1)	6,775	764
SH Kelkar & Co. Ltd.	2,723	5,237
Shaily Engineering Plastics Ltd.	997	29,107
Shalby Ltd.(1)	515	1,204
Shalimar Paints Ltd.(1)	1,215	909
Shankara Building Products Ltd.	613	806
Shankara Buildpro Ltd.	613	5,088
Sharda Cropchem Ltd.	1,519	14,716
Sharda Motor Industries Ltd.	1,032	10,815
Share India Securities Ltd.	2,494	4,764
Sheela Foam Ltd.(1)	1,620	10,895
Shilpa Medicare Ltd.	5,076	19,405
Shipping Corp. of India Ltd.	6,114	15,884
Shivalik Bimetal Controls Ltd.	866	4,237
Shivalik Rasayan Ltd.	318	1,444

Shree Digvijay Cement Co. Ltd.	1,275	1,288
Shriram Pistons & Rings Ltd.	822	24,048
Shriram Properties Ltd.(1)	5,439	5,389
Sigachi Industries Ltd.	5,297	2,272
Sindhu Trade Links Ltd.(1)	12,323	3,269
Sirca Paints India Ltd.	984	5,723
SJS Enterprises Ltd.	1,319	25,066
Skipper Ltd.	587	3,102
SMS Pharmaceuticals Ltd.	819	2,932
Snowman Logistics Ltd.(1)	1,961	948
Sobha Ltd.	2,159	37,191
Solara Active Pharma Sciences Ltd.(1)	760	4,382
SOM Distilleries & Breweries Ltd.(1)	8,249	10,770
Somany Ceramics Ltd.	386	1,825
Sona Blw Precision Forgings Ltd.	13,012	74,884
Sonata Software Ltd.	5,261	21,101
South Indian Bank Ltd.	74,245	32,944
Southern Petrochemical Industries Corp. Ltd.	5,821	5,488
Spandana Sphoorty Financial Ltd.(1)	486	1,444
Spandana Sphoorty Financial Ltd.(1)	118	176
Star Cement Ltd.	5,261	13,301
Star Health & Allied Insurance Co. Ltd.(1)	9,840	53,727
Steel Strips Wheels Ltd.	2,693	5,750
Sterlite Technologies Ltd.(1)	16,139	18,925
STL Networks Ltd.(1)	13,510	3,533
Stove Kraft Ltd.	54	371
Strides Pharma Science Ltd.	2,992	29,473
Stylam Industries Ltd.(1)	307	7,135
Subros Ltd.	1,139	10,940
Sudarshan Chemical Industries Ltd.	2,608	29,579
Sula Vineyards Ltd.	1,549	4,060
Sundram Fasteners Ltd.	6,822	71,501
Sundrop Brands Ltd.(1)	157	1,320
Sunflag Iron & Steel Co. Ltd.	1,837	5,235
Sunteck Realty Ltd.	2,987	14,170
Suprajit Engineering Ltd.	3,528	18,754
Supreme Petrochem Ltd.	2,011	14,455
Supriya Lifescience Ltd.	1,168	9,797
Surya Roshni Ltd.	4,193	12,369
Swan Corp. Ltd.	4,941	24,887
Swaraj Engines Ltd.	300	12,541
Swelect Energy Systems Ltd.	195	1,541
Symphony Ltd.	942	9,082
Syngene International Ltd.	7,643	55,521
TAJGVK Hotels & Resorts Ltd.	483	2,195
Talbros Automotive Components Ltd.	756	2,373
Tamil Nadu Newsprint & Papers Ltd.	904	1,458
Tamilnad Mercantile Bank Ltd.	1,794	10,189
Tamilnadu Petroproducts Ltd.	2,804	3,288
Tanla Platforms Ltd.	3,658	22,705
TARC Ltd.(1)	3,059	4,808
Tasty Bite Eatables Ltd.	18	1,688
Tatva Chintan Pharma Chem Pvt Ltd.	472	7,697
Tbo Tek Ltd.(1)	1,398	25,900
TCI Express Ltd.	183	1,193

TCPL Packaging Ltd.	221	7,793
TD Power Systems Ltd.	4,741	41,307
TeamLease Services Ltd.(1)	304	5,605
Techno Electric & Engineering Co. Ltd.	3,257	44,102
Tega Industries Ltd.	875	18,993
Texmaco Infrastructure & Holdings Ltd.	1,238	1,447
Texmaco Rail & Engineering Ltd.	10,886	15,659
Thanga Mayil Jewellery Ltd.	574	20,950
Thirumalai Chemicals Ltd.(1)	2,565	6,760
Thomas Cook India Ltd.	9,417	15,661
Thyrocare Technologies Ltd.	3,486	19,381
Time Technoplast Ltd.	11,626	26,122
Timken India Ltd.	1,599	56,499
Tips Music Ltd.	2,152	13,341
Titagarh Rail System Ltd.	1,585	14,711
Tourism Finance Corp. of India Ltd.	25,540	20,885
Transrail Lighting Ltd.	1,462	10,470
Trident Ltd.	70,492	22,372
Triveni Engineering & Industries Ltd.	4,030	16,068
Triveni Turbine Ltd.	5,375	32,352
TSF Investments Ltd.	5,861	33,074
TTK Prestige Ltd.	1,731	12,487
TVS Supply Chain Solutions Ltd.(1)	5,275	6,447
Uflex Ltd.	1,474	8,087
Ugro Capital Ltd.(1)	2,651	5,139
Ujjivan Small Finance Bank Ltd.(1)	56,845	34,635
Updater Services Ltd.(1)	643	1,350
Usha Martin Ltd.	7,835	37,637
UTI Asset Management Co. Ltd.	2,983	38,160
Utkarsh Small Finance Bank Ltd.(1)	14,882	2,715
Uttam Sugar Mills Ltd.	242	624
VA Tech Wabag Ltd.	1,401	21,295
Vadilal Industries Ltd.	151	9,120
Vaibhav Global Ltd.	2,732	7,353
Valor Estate Ltd.(1)	9,594	14,211
Vardhman Textiles Ltd.	5,454	26,823
Varroc Engineering Ltd.	1,868	13,819
Vascon Engineers Ltd.(1)	2,415	1,392
Vedant Fashions Ltd.	1,498	10,208
Veedol Corp. Ltd.	161	2,948
Venky's India Ltd.	211	3,180
V-Guard Industries Ltd.	10,903	42,104
Vijaya Diagnostic Centre Ltd.	2,583	28,884
Vimta Labs Ltd.	886	6,044
Vinati Organics Ltd.	1,577	27,973
VIP Industries Ltd.(1)	3,594	15,190
Visaka Industries Ltd.	1,013	786
Vishnu Chemicals Ltd.	1,063	6,268
V-Mart Retail Ltd.(1)	1,982	17,384
Voltamp Transformers Ltd.	328	30,039
VRL Logistics Ltd.	1,540	4,680
VST Tillers Tractors Ltd.	129	8,085
Waaree Renewable Technologies Ltd.	830	9,891
Welspun Corp. Ltd.	2,578	24,760
Welspun Enterprises Ltd.	1,702	10,030

Welspun Living Ltd.	9,943	16,662
West Coast Paper Mills Ltd.	1,011	4,879
Westlife Foodworld Ltd.	3,464	21,993
Whirlpool of India Ltd.	2,363	28,420
Windlas Biotech Ltd.	468	4,121
Wockhardt Ltd.(1)	2,635	36,493
Wonderla Holidays Ltd.	479	3,001
Xchanging Solutions Ltd.	783	756
Yaari Digital Integrated Services Ltd.(1)	28,762	6,418
Yatharth Hospital & Trauma Care Services Ltd., Class C(1)	488	3,867
Zee Entertainment Enterprises Ltd.	50,458	57,357
Zen Technologies Ltd.	886	14,020
Zensar Technologies Ltd.	6,384	53,654
Zuari Agro Chemicals Ltd.(1)	394	1,210
Zuari Industries Ltd.	535	1,924
		11,805,235
Indonesia — 2.1%
ABM Investama Tbk. PT	52,400	9,188
Adhi Karya Persero Tbk. PT(1)	231,900	3,482
AKR Corporindo Tbk. PT	605,000	45,042
Aspirasi Hidup Indonesia Tbk. PT	668,800	16,802
Astrindo Nusantara Infrastructure Tbk. PT(1)	1,596,300	9,012
Asuransi Tugu Pratama Indonesia Tbk. PT	129,800	8,501
Bank BTPN Syariah Tbk. PT	195,300	15,436
Bank Tabungan Negara Persero Tbk. PT	452,300	32,511
BFI Finance Indonesia Tbk. PT	774,700	34,888
Blue Bird Tbk. PT	40,700	4,302
Bukalapak.com Tbk. PT(1)	3,968,400	40,312
Buma Internasional Grup Tbk. PT(1)	490,200	9,534
Bumi Resources Minerals Tbk. PT(1)	2,570,500	150,951
Bumi Serpong Damai Tbk. PT(1)	419,600	23,718
Ciputra Development Tbk. PT	773,800	40,443
Dharma Satya Nusantara Tbk. PT	432,100	44,005
Elnusa Tbk. PT	328,500	9,957
Energi Mega Persada Tbk. PT(1)	1,049,500	62,091
ESSA Industries Indonesia Tbk. PT	779,400	29,037
Gajah Tunggal Tbk. PT	200,500	12,642
Global Mediacom Tbk. PT(1)	601,000	5,091
Harum Energy Tbk. PT(1)	233,200	14,091
Hillcon Tbk. PT(1)	90,800	845
Indika Energy Tbk. PT	155,200	16,343
Indo Tambangraya Megah Tbk. PT	27,500	36,431
Indocement Tunggal Prakarsa Tbk. PT	2,000	790
Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	692,000	22,655
Japfa Comfeed Indonesia Tbk. PT	459,500	67,396
Jasa Marga Persero Tbk. PT	87,300	18,197
Kawasan Industri Jababeka Tbk. PT	1,283,900	13,884
Map Aktif Adiperkasa PT	988,800	44,563
Mark Dynamics Indonesia Tbk. PT	47,600	2,415
Matahari Department Store Tbk. PT	40,600	4,109
Media Nusantara Citra Tbk. PT(1)	532,500	8,252
Medikaloka Hermina Tbk. PT	688,800	57,970
Mitra Adiperkasa Tbk. PT	679,000	50,201
Mitra Pinasthika Mustika Tbk. PT	124,600	7,185
Panin Financial Tbk. PT(1)	741,000	12,204

Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	269,300	22,079
Petrosea Tbk. PT	118,300	71,130
PP Persero Tbk. PT(1)	229,400	4,989
Prodia Widyahusada Tbk. PT	18,100	2,588
Rukun Raharja Tbk. PT	129,900	51,600
Sarana Menara Nusantara Tbk. PT	1,241,000	40,621
Sariguna Primatirta Tbk. PT	474,800	14,401
Sawit Sumbermas Sarana Tbk. PT	276,700	26,478
Selamat Sempurna Tbk. PT	220,700	21,932
Sumber Tani Agung Resources Tbk. PT	144,200	11,863
Summarecon Agung Tbk. PT	795,300	18,451
Surya Citra Media Tbk. PT	1,900,900	44,137
Surya Semesta Internusa Tbk. PT	166,400	18,759
Timah Tbk. PT	285,400	55,958
Wintermar Offshore Marine Tbk. PT	236,945	6,203
		1,395,665
Kuwait — 0.7%
A'ayan Leasing & Investment Co. KSCP	43,045	29,591
Agility Public Warehousing Co. KSCC	39,926	18,611
Ali Alghanim Sons Automotive Co. KSCC	6,942	25,500
Arzan Financial Group for Financing & Investment KPSC	19,803	22,721
Boubyan Petrochemicals Co. KSCP	13,876	26,677
Combined Group Contracting Co. SAK	4,319	13,958
Commercial Real Estate Co. KSC	62,772	41,151
Heavy Engineering & Ship Building Co. KSCP	4,847	14,383
Jazeera Airways Co. KSCP	3,528	19,800
Kuwait International Bank KSCP	30,545	26,279
Kuwait Telecommunications Co.	13,580	28,355
Mezzan Holding Co. KSCC	5,385	25,239
National Industries Group Holding SAK	87,674	81,990
National Investments Co. KSCP	21,111	20,293
Noor Financial Investment Co. KSC	12,381	16,552
Salhia Real Estate Co. KSCP	13,693	18,379
United Real Estate Co. SAKP(1)	40,922	28,563
		458,042
Malaysia — 2.0%
Aeon Co. M Bhd.	46,600	12,077
AirAsia X Bhd.(1)	5,500	2,148
Alliance Bank Malaysia Bhd.	50,311	56,122
Ancom Nylex Bhd.	18,484	4,094
Astro Malaysia Holdings Bhd.(1)	30,300	771
Bank Islam Malaysia Bhd.	29,100	16,203
Berjaya Corp. Bhd.(1)	288,900	19,609
Berjaya Food Bhd.(1)	18,685	1,131
Bermaz Auto Bhd.	37,400	5,123
Bumi Armada Bhd.	305,800	22,188
Cahya Mata Sarawak Bhd.	64,900	22,201
CCK Consolidated Holdings Bhd.	11,400	3,149
CTOS Digital Bhd.	217,300	43,159
Cypark Resources Bhd.(1)	64,400	11,687
D&O Green Technologies Bhd.	25,800	5,008
Dagang NeXchange Bhd.(1)	133,200	8,887
Dayang Enterprise Holdings Bhd.	45,100	17,463
Dufu Technology Corp. Bhd.	15,500	6,223
DXN Holdings Bhd.	31,600	3,903

Eco World Development Group Bhd.	20,500	10,929
EG Industries Bhd.	105,600	31,025
Ekovest Bhd.(1)	94,900	7,141
Farm Fresh Bhd.	93,500	61,347
Gas Malaysia Bhd.	8,200	8,315
Globetronics Technology Bhd.(1)	27,500	2,235
Greatech Technology Bhd.(1)	88,800	34,290
Hextar Global Bhd.	147,000	31,640
Hiap Teck Venture Bhd.	45,800	2,882
Hibiscus Petroleum Bhd.	70,300	24,486
Iskandar Waterfront City Bhd.(1)	34,900	2,370
ITMAX SYSTEM Bhd.	56,200	63,081
Jaya Tiasa Holdings Bhd.	80,600	20,698
JCY International Bhd.(1)	73,200	5,522
Johor Plantations Group Bhd.	98,000	37,010
Kelington Group Bhd.	86,900	111,822
Kossan Rubber Industries Bhd.	134,000	35,677
KSL Holdings Bhd.	11,100	7,699
LBS Bina Group Bhd.	37,900	3,677
Leong Hup International Bhd.	26,700	4,300
Mah Sing Group Bhd.	80,800	20,183
Malakoff Corp. Bhd.	196,700	41,202
Malaysia Smelting Corp. Bhd.	19,400	6,814
Malaysian Pacific Industries Bhd.	6,900	53,461
Malaysian Resources Corp. Bhd.	178,600	17,521
Matrix Concepts Holdings Bhd.	119,600	39,369
Mega First Corp. Bhd.	47,700	38,683
MSM Malaysia Holdings Bhd.(1)	20,000	4,851
Naim Holdings Bhd.(1)	7,100	1,350
Nationgate Holdings Bhd.	29,900	7,336
NEXG Bhd.(1)	244,000	20,697
Pecca Group Bhd.	30,000	11,253
Pentamaster Corp. Bhd.(1)	38,000	35,067
Perak Transit Bhd.	91,800	5,782
Ranhill Utilities Bhd.(1)	71,222	31,076
RGB International Bhd.	48,400	2,404
Sam Engineering & Equipment M Bhd.	12,600	11,599
Sime Darby Property Bhd.	93,300	31,432
SKP Resources Bhd.	18,100	2,587
Southern Cable Group Bhd.	61,500	31,192
SP Setia Bhd. Group	87,500	17,184
Supermax Corp. Bhd.(1)(2)	256,600	22,947
Swift Haulage Bhd.	12,900	1,124
UEM Sunrise Bhd.	166,300	24,000
Unisem M Bhd.	23,000	18,064
Velesto Energy Bhd.	637,800	35,565
VS Industry Bhd.	272,361	29,755
VSTECS Bhd.	7,900	7,726
WAVEFRONT Bhd.(1)	17,100	870
WCT Holdings Bhd.(1)	58,000	8,784
		1,347,170
Mexico — 2.0%
Alpek SAB de CV(1)	8,848	4,395
Alsea SAB de CV	29,782	81,270
Banco del Bajio SA	58,310	152,107

Bolsa Mexicana de Valores SAB de CV	24,751	50,730
Controladora Alpek SAB de CV(1)	154,573	23,818
Controladora Vuela Cia de Aviacion SAB de CV, ADR(1)	10,395	75,884
Corp. Inmobiliaria Vesta SAB de CV(2)	45,168	140,680
Gentera SAB de CV	65,876	153,738
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	1,159	124,662
Grupo Televisa SAB, ADR	43,596	118,145
Grupo Traxion SAB de CV(1)(2)	13,500	10,394
La Comer SAB de CV	36,455	81,272
Megacable Holdings SAB de CV	55,778	157,480
Nemak SAB de CV(1)	65,511	13,925
Ollamani SAB(1)	3,484	11,529
Orbia Advance Corp. SAB de CV	41,008	38,003
Regional SAB de CV	11,279	83,904
		1,321,936
Philippines — 0.6%
Alliance Global Group, Inc.	114,000	13,675
Converge Information & Communications Technology Solutions, Inc.	126,700	33,739
DigiPlus Interactive Corp.	52,600	22,023
Manila Water Co., Inc.	178,600	116,956
OceanaGold Philippines, Inc.	40,800	20,047
Philippine National Bank	5,070	4,736
Puregold Price Club, Inc.	72,800	52,178
Robinsons Land Corp.	248,200	67,465
Synergy Grid & Development Phils, Inc.	83,200	22,700
Wilcon Depot, Inc.	192,500	23,250
		376,769
Poland — 1.2%
AmRest Holdings SE	3,886	15,168
Benefit Systems SA(1)	127	123,366
CCC SA(1)	166	6,144
Cyfrowy Polsat SA(1)	5,247	16,414
Diagnostyka SA	883	41,266
Enea SA	14,806	81,643
Eurocash SA(1)	2,193	4,415
Grupa Azoty SA(1)	1,489	7,695
Grupa Kety SA	454	119,686
Jastrzebska Spolka Weglowa SA(1)	1,794	11,718
KRUK SA	851	111,111
Orange Polska SA	38,761	102,346
Pepco Group NV	10,288	75,472
Text SA	816	9,399
XTB SA	3,338	64,581
		790,424
Qatar — 0.7%
Baladna(1)	70,191	28,156
Barwa Real Estate Co.	185,590	130,854
Doha Bank QPSC	206,149	151,707
Medicare Group	19,768	35,223
United Development Co. QSC	76,315	19,059
Vodafone Qatar PQSC	124,961	82,863
		447,862
Saudi Arabia — 3.0%
Abdullah Al Othaim Markets Co.	17,150	31,088
Advanced Building Industries Co.(1)	1,577	14,300

Advanced Petrochemical Co.(1)	2,981	25,180
Al Babtain Power & Telecommunication Co.	2,227	39,095
Al Hammadi Holding	3,557	28,268
Al Hassan Ghazi Ibrahim Shaker Co.	2,130	13,649
Al Jouf Agricultural Development Co.	1,240	13,729
Al Khaleej Training & Education Co.(1)	1,935	11,463
Al Majed for Oud Co.	400	14,406
Al Masane Al Kobra Mining Co.	2,644	55,964
Al-Dawaa Medical Services Co.	1,436	21,706
AlKhorayef Water & Power Technologies Co.	752	27,081
Almawarid Manpower Co.	798	29,265
Almunajem Foods Co.	987	14,198
Alujain Corp.	1,754	14,470
Amlak International Finance Co.(1)	4,230	13,274
Arabian Centres Co.	5,637	29,979
Arabian Contracting Services Co.(1)	668	21,000
Arabian Drilling Co.	1,316	32,218
Arriyadh Development Co.	4,975	35,042
BinDawood Holding Co.	14,506	19,273
Catrion Catering Holding Co.	1,367	30,244
Derayah Financial Co.	2,784	21,439
East Pipes Integrated Co. for Industry	791	28,325
Emaar Economic City(1)	7,960	23,557
Etihad GO Telecom Co.	907	21,804
Jahez International Co.(1)	3,050	13,216
Knowledge Economic City Co.(1)	4,669	15,077
Leejam Sports Co. JSC	1,410	42,940
Lumi Rental Co.(1)	911	12,868
Maharah Human Resources Co.	20,990	30,738
Miahona	5,381	28,953
Middle East Healthcare Co.	1,853	19,766
Middle East Paper Co.(1)	2,152	13,683
Mobile Telecommunications Co. Saudi Arabia	23,584	67,534
Modern Mills Co.	1,610	13,715
National Agriculture Development Co.(1)	7,687	38,535
National Co. for Glass Industries	1,373	13,727
National Gas & Industrialization Co.	1,880	40,652
National Industrialization Co.(1)	20,008	53,316
National Medical Care Co.	1,391	54,194
Qassim Cement Co.	2,186	24,443
Rasan Information Technology Co.(1)	2,414	73,496
Retal Urban Development Co.	6,937	21,837
Riyadh Cement Co.	3,078	19,281
Saudi Automotive Services Co.(1)	1,754	27,445
Saudi Cement Co.	3,911	37,885
Saudi Ceramic Co.	3,016	22,933
Saudi Chemical Co. Holding	21,691	40,710
Saudi Co. For Hardware CJSC(1)	1,694	12,350
Saudi Ground Services Co.	3,967	42,518
Saudi Kayan Petrochemical Co.(1)	38,690	53,483
Saudi Paper Manufacturing Co.(1)	1,043	15,859
Saudi Real Estate Co.(1)	5,879	20,368
Saudi Reinsurance Co.(1)	3,921	30,830
Saudi Steel Pipe Co.	1,089	12,440
Saudia Dairy & Foodstuff Co.	819	52,365

Savola Group(1)	9,297	64,106
Seera Group Holding(1)	9,891	74,797
SHL Finance Co.(1)	2,603	12,481
Southern Province Cement Co.	3,522	21,882
Sustained Infrastructure Holding Co.	2,486	20,934
Theeb Rent A Car Co.	1,111	17,685
United Electronics Co.	2,018	48,508
United International Holding Co.(1)	385	16,059
United International Transportation Co.	2,058	36,373
Yamama Cement Co.	4,278	26,448
Yanbu Cement Co.	7,306	29,849
		1,966,296
South Africa — 4.2%
AECI Ltd.	10,281	53,007
African Rainbow Minerals Ltd.(2)	8,870	92,629
Afrimat Ltd.	6,214	13,462
Astral Foods Ltd.	2,580	38,039
AVI Ltd.	27,740	167,951
Boxer Retail Ltd.(1)	6,204	26,397
Coronation Fund Managers Ltd.	15,413	43,406
DataTec Ltd.	23,101	109,386
Dis-Chem Pharmacies Ltd.(2)	31,462	63,863
DRDGOLD Ltd.(2)	40,216	119,474
Exxaro Resources Ltd.	12,051	122,327
Fortress Real Estate Investments Ltd., Class B	84,385	127,255
Foschini Group Ltd.	31,833	155,927
Grindrod Ltd.	41,321	40,433
Life Healthcare Group Holdings Ltd.	116,030	73,451
Lighthouse Properties PLC	89,202	43,203
Momentum Group Ltd.	65,074	137,901
Motus Holdings Ltd.	12,080	80,576
Mr. Price Group Ltd.	16,635	204,353
NEPI Rockcastle NV(1)	855	7,320
Netcare Ltd.	113,172	101,482
Ninety One Ltd.	16,922	46,128
Omnia Holdings Ltd.	12,965	58,055
Raubex Group Ltd.	10,849	25,549
Reunert Ltd.	7,448	26,944
Sappi Ltd.(2)	39,348	51,557
SPAR Group Ltd.(1)	12,313	74,715
Sun International Ltd.	13,169	30,202
Super Group Ltd.	43,853	48,739
Telkom SA SOC Ltd.	26,897	78,458
Thungela Resources Ltd.(2)	8,277	39,204
Tiger Brands Ltd.(2)	9,081	190,832
Truworths International Ltd.	38,081	123,472
Wilson Bayly Holmes-Ovcon Ltd.	743	6,537
Woolworths Holdings Ltd.	53,226	175,974
		2,798,208
South Korea — 12.8%
Able C&C Co. Ltd.	1,308	8,723
Aekyung Chemical Co. Ltd.	1,119	7,893
Aekyung Industrial Co. Ltd.	530	5,005
Agabang & Co.(1)	1,757	5,460
Ahnlab, Inc.	336	13,776

Amorepacific Holdings Corp.	1,141	22,120
Ananti, Inc.(1)	3,306	17,335
Aprogen Biologics(1)	3,819	1,516
Asiana Airlines, Inc.(1)	1,434	8,042
BGF retail Co. Ltd.	649	47,901
BH Co. Ltd.	1,230	15,052
Binggrae Co. Ltd.	361	18,017
BNK Financial Group, Inc.	19,453	199,659
Boryung	1,794	10,916
Byucksan Corp.	831	969
C&C International Co. Ltd.	229	5,152
Cafe24 Corp.(1)	972	23,026
Caregen Co. Ltd.	730	43,371
Celltrion Pharm, Inc.(1)	1,404	59,307
Cheil Worldwide, Inc.	4,551	70,181
Cheryong Electric Co. Ltd.	590	14,085
Chong Kun Dang Pharmaceutical Corp.	525	31,295
Chunbo Co. Ltd.(1)	49	1,911
CJ CGV Co. Ltd.(1)	6,051	23,565
CJ CheilJedang Corp.	238	33,996
CJ ENM Co. Ltd.(1)	875	37,859
CJ Logistics Corp.	589	36,661
Classys, Inc.	799	31,956
Cosmax, Inc.	607	68,601
COWELL FASHION Co. Ltd.(1)	485	678
CS Wind Corp.	1,974	55,766
Curexo, Inc.(1)	486	3,952
Daeduck Electronics Co. Ltd.	2,096	70,502
Daejoo Electronic Materials Co. Ltd.	557	27,948
Daesang Corp.	1,607	23,113
Daewoo Engineering & Construction Co. Ltd.(1)	13,668	32,763
Daewoong Co. Ltd.	1,583	25,801
Daewoong Pharmaceutical Co. Ltd.	416	50,006
Daishin Securities Co. Ltd.	2,360	43,554
Danal Co. Ltd.(1)	538	2,543
Daou Data Corp.	375	4,342
Daou Technology, Inc.	2,139	52,223
DB HiTek Co. Ltd.	2,567	111,253
DB Securities Co. Ltd.	2,393	17,113
Dear U Co. Ltd.	799	18,490
Dentium Co. Ltd.	468	16,659
DI Dong Il Corp.	886	11,875
DL E&C Co. Ltd.	2,130	58,485
DL Holdings Co. Ltd.	919	24,559
DN Automotive Corp.	374	6,129
Dong-A Socio Holdings Co. Ltd.	198	15,439
Dong-A ST Co. Ltd.	159	5,864
Dongjin Semichem Co. Ltd.	2,976	73,536
DongKook Pharmaceutical Co. Ltd.	1,547	19,748
Dongsuh Cos., Inc.	2,527	47,195
Dongwha Enterprise Co. Ltd.(1)	359	2,262
Dongwon Industries Co. Ltd.	272	8,423
Dongwon Systems Corp.	337	6,398
Doosan Co. Ltd.	124	74,198
Doosan Fuel Cell Co. Ltd.(1)	3,485	75,723

Doosan Tesna, Inc.	359	10,998
DoubleUGames Co. Ltd.	810	29,056
Douzone Bizon Co. Ltd.	1,472	93,597
Dreamtech Co. Ltd.	829	4,011
Duk San Neolux Co. Ltd.(1)	980	28,147
E-MART, Inc.	669	35,637
EMRO, Inc.	332	8,600
EM-Tech Co. Ltd.(1)	295	1,641
Eo Technics Co. Ltd.	383	67,307
Eugene Investment & Securities Co. Ltd.	5,463	12,968
Eugene Technology Co. Ltd.	1,207	65,966
Foosung Co. Ltd.(1)	1,276	7,285
Gaonchips Co. Ltd.(1)	216	7,406
Genexine, Inc.(1)	256	903
GigaVis Co. Ltd.	50	1,181
GOLFZON Co. Ltd.	217	8,924
Gradiant Corp.	276	2,263
Grand Korea Leisure Co. Ltd.	1,779	17,565
Green Cross Corp.	238	21,999
Green Cross Holdings Corp.	1,890	20,866
GS Engineering & Construction Corp.	5,698	75,092
GS Retail Co. Ltd.	2,867	42,068
HAESUNG DS Co. Ltd.	273	9,119
Han Kuk Carbon Co. Ltd.	3,168	58,896
Hana Materials, Inc.	375	11,617
Hana Micron, Inc.(1)	1,439	25,285
Hana Tour Service, Inc.	717	23,070
Hancom, Inc.	669	10,903
Handsome Co. Ltd.	425	4,503
Hanil Cement Co. Ltd.	1,173	14,049
Hankook & Co. Co. Ltd.	1,397	28,384
Hanmi Science Co. Ltd.(1)	1,278	33,817
Hansae Co. Ltd.	614	5,395
Hansol Chemical Co. Ltd.	887	144,262
Hansol Technics Co. Ltd.	2,212	9,269
Hanwha Engine(1)	4,161	119,711
Hanwha General Insurance Co. Ltd.(1)	4,074	14,568
Hanwha Investment & Securities Co. Ltd.(1)	11,149	37,276
Harim Holdings Co. Ltd.	1,609	9,198
HD Hyundai Construction Equipment Co. Ltd.	809	51,761
HD Hyundai Energy Solutions Co. Ltd.(1)	42	1,558
HD Hyundai Infracore Co. Ltd.(1)	9,884	98,530
HDC Holdings Co. Ltd.	2,389	28,333
HDC Hyundai Development Co-Engineering & Construction, E Shares	2,878	38,484
HD-Hyundai Marine Engine(1)	1,596	84,213
Hite Jinro Co. Ltd.	2,376	30,428
HK inno N Corp.(1)	959	34,138
HL Mando Co. Ltd.	2,251	71,517
Hotel Shilla Co. Ltd.(1)	2,255	69,885
HPSP Co. Ltd.	2,602	53,758
HS Hyosung Advanced Materials Corp.	188	25,244
HS Hyosung Corp.(1)	46	1,962
Hugel, Inc.(1)	186	28,982
Humasis Co. Ltd.(1)	1,482	1,238
Humedix Co. Ltd.	445	13,908

Hyosung Corp.	409	36,446
Hyosung Heavy Industries Corp.	239	310,637
Hyosung TNC Corp.	199	30,040
HYUNDAI Corp.	609	9,199
Hyundai Department Store Co. Ltd.	1,142	70,988
Hyundai Elevator Co. Ltd.	1,378	81,555
Hyundai Feed, Inc.(1)	668	—
Hyundai Home Shopping Network Corp.	173	6,449
Hyundai Marine & Fire Insurance Co. Ltd.(1)	3,979	81,497
Hyundai Steel Co.	6,715	138,340
Hyundai Wia Corp.	1,241	52,558
Iljin Electric Co. Ltd.	1,847	69,189
iM Financial Group Co. Ltd.	10,483	102,179
Innocean Worldwide, Inc.	295	3,641
Innox Advanced Materials Co. Ltd.	833	13,674
Insun ENT Co. Ltd.(1)	335	961
Intekplus Co. Ltd.(1)	160	1,477
Intellian Technologies, Inc.	452	12,734
Interflex Co. Ltd.(1)	323	2,382
INTOPS Co. Ltd.	353	3,468
IS Dongseo Co. Ltd.	467	5,678
ISC Co. Ltd.	562	42,979
i-SENS, Inc.	273	3,295
ISU Specialty Chemical(1)	1,226	43,519
Jahwa Electronics Co. Ltd.(1)	128	1,551
JB Financial Group Co. Ltd.	9,430	154,950
Jeju Air Co. Ltd.(1)	2,135	7,880
Jin Air Co. Ltd.(1)	1,377	6,284
JNTC Co. Ltd.(1)	369	5,361
Jusung Engineering Co. Ltd.	2,074	38,787
JW Pharmaceutical Corp.	754	13,372
JYP Entertainment Corp.	1,522	70,702
K Car Co. Ltd.	506	5,576
Kakao Games Corp.(1)	2,401	25,550
Kangwon Energy Co. Ltd.(1)	209	2,139
Kangwon Land, Inc.	2,522	30,897
KC Co. Ltd.	315	5,387
KC Tech Co. Ltd.	606	16,516
KCC Corp.	199	56,605
KCC Glass Corp.	281	5,250
KEPCO Plant Service & Engineering Co. Ltd.	972	35,304
KG Chemical Corp.	1,034	3,851
KG Dongbusteel	2,549	9,392
KG Eco Solution Co. Ltd.	374	1,472
KG Mobility Co.(1)	3,275	7,471
KH Vatec Co. Ltd.	1,190	9,464
KISCO Corp.(1)	1,102	7,560
Koh Young Technology, Inc.	3,585	57,978
Kolmar BNH Co. Ltd.	405	3,623
Kolmar Korea Co. Ltd.(1)	1,424	64,712
Kolon Industries, Inc.	1,524	42,400
KoMiCo Ltd.	308	18,260
KONA I Co. Ltd.	961	32,052
Korea Electric Terminal Co. Ltd.	388	16,370
Korea Gas Corp.	1,048	29,619

Korea Line Corp.(1)	10,398	12,140
Korea Petrochemical Ind Co. Ltd.	206	19,918
Korean Reinsurance Co.	10,800	85,156
Kumho Tire Co., Inc.(1)	6,825	27,276
Kyung Dong Navien Co. Ltd.	451	18,219
LG H&H Co. Ltd.	304	57,271
Lotte Chemical Corp.	798	39,278
Lotte Chilsung Beverage Co. Ltd.	314	25,611
Lotte Energy Materials Corp.(1)	1,597	42,640
LOTTE Fine Chemical Co. Ltd.	1,206	37,526
Lotte Innovate Co. Ltd.	196	2,611
Lotte Rental Co. Ltd.	935	20,416
Lotte Shopping Co. Ltd.	925	45,034
Lotte Wellfood Co. Ltd.	180	14,828
LVMC Holdings(1)	7,719	8,504
LX International Corp.	1,742	37,431
LX Semicon Co. Ltd.	760	26,800
Mcnex Co. Ltd.	180	3,322
MegaStudyEdu Co. Ltd.	442	13,314
MNTech Co. Ltd.	860	7,613
Myoung Shin Industrial Co. Ltd.(1)	1,096	6,416
Namhae Chemical Corp.	324	1,451
Naturecell Co. Ltd.(1)	1,604	24,335
Neowiz(1)	105	1,805
NEPES Corp.(1)	487	5,734
Netmarble Corp.	1,838	66,420
Nexen Tire Corp.	1,272	6,442
Nexon Games Co. Ltd.(1)	545	4,857
NEXTIN, Inc.	145	6,484
NHN Corp.	286	6,422
NICE Information Service Co. Ltd.	2,655	31,042
NongShim Co. Ltd.	179	54,561
OCI Holdings Co. Ltd.	864	61,371
Orion Holdings Corp.	2,238	30,915
Otoki Corp.	120	31,804
Pan Ocean Co. Ltd.	16,869	43,350
Paradise Co. Ltd.	4,218	48,949
Park Systems Corp.	348	56,250
Partron Co. Ltd.	1,345	6,346
People & Technology, Inc.	1,302	36,472
PharmaResearch Co. Ltd.	468	149,757
Pharmicell Co. Ltd.	532	6,218
PI Advanced Materials Co. Ltd.	948	10,772
Pond Group Co. Ltd.	279	1,569
Poongsan Corp.	1,229	83,142
PSK Holdings, Inc.	473	14,559
PSK, Inc.	988	20,058
RFHIC Corp.	146	2,737
S&S Tech Corp.	424	14,175
Samchully Co. Ltd.	20	1,651
Samyang Foods Co. Ltd.	208	204,710
Sanil Electric Co. Ltd.	810	79,421
SD Biosensor, Inc.	2,479	15,990
SeAH Besteel Holdings Corp.	1,298	24,629
SeAH Steel Corp.	18	1,463

SeAH Steel Holdings Corp.	122	11,737
Sebang Co. Ltd.	94	883
Sebang Global Battery Co. Ltd.	376	17,146
Seegene, Inc.	2,486	43,534
Seobu T&D	788	5,920
Seojin System Co. Ltd.(1)	829	13,824
Seoul Semiconductor Co. Ltd.(1)	2,409	10,143
Seoyon E-Hwa Co. Ltd.	419	3,562
SFA Engineering Corp.	869	13,045
SFA Semicon Co. Ltd.(1)	4,314	12,307
SGC Energy Co. Ltd.	93	1,472
Shinsegae International, Inc.	499	3,522
Shinsegae, Inc.	518	76,752
Shinsung Delta Tech Co. Ltd.	449	16,828
Shinyoung Securities Co. Ltd.	413	39,396
SK Chemicals Co. Ltd.	891	43,284
SK Discovery Co. Ltd.	319	13,008
SK Eternix Co. Ltd.(1)	186	2,550
SK Gas Ltd.	81	13,179
SK IE Technology Co. Ltd.(1)	2,134	41,489
SK Networks Co. Ltd.	5,655	17,603
SK oceanplant Co. Ltd.(1)	2,286	28,881
SK Securities Co. Ltd.	30,430	13,683
SL Corp.	1,238	34,937
SM Entertainment Co. Ltd.	543	40,028
SNT Dynamics Co. Ltd.	1,185	34,194
SNT Motiv Co. Ltd.	851	18,011
SOLUM Co. Ltd.(1)	1,361	15,720
Solus Advanced Materials Co. Ltd.	2,123	12,352
Soop Co. Ltd.	579	27,271
Soulbrain Co. Ltd.	249	44,584
Soulbrain Holdings Co. Ltd.	271	7,606
SPG Co. Ltd.(1)	264	11,359
ST Pharm Co. Ltd.	656	52,357
Studio Dragon Corp.(1)	904	24,452
Sung Kwang Bend Co. Ltd.	1,183	21,129
Sungwoo Hitech Co. Ltd.	1,936	8,931
Synopex, Inc.(1)	3,689	15,530
Taekwang Industrial Co. Ltd.	9	4,945
Taesung Co. Ltd.(1)	1,202	33,194
Taewoong Co. Ltd.(1)	884	14,352
TCC Steel	105	1,177
TechWing, Inc.	1,490	47,986
TES Co. Ltd.	170	4,589
TK Corp.(1)	977	15,186
TKG Huchems Co. Ltd.	1,028	13,046
Tokai Carbon Korea Co. Ltd.	295	29,101
Tongyang Life Insurance Co. Ltd.(1)	2,845	13,128
TSE Co. Ltd.	61	2,335
Unid Co. Ltd.	196	8,719
Value Added Technology Co. Ltd.	236	3,288
VT Co. Ltd.(1)	1,680	23,229
Won Tech Co. Ltd.	1,270	6,590
WONIK IPS Co. Ltd.	2,401	100,630
Wonik QnC Corp.	883	12,241

Woongjin Thinkbig Co. Ltd.	857	809
W-Scope Chungju Plant Co. Ltd.(1)	417	2,096
YC Corp.(1)	1,245	10,997
YG Entertainment, Inc.	496	21,939
Youngone Corp.	695	41,449
Youngone Holdings Co. Ltd.	424	47,966
Yungjin Pharmaceutical Co. Ltd.(1)	848	1,150
		8,495,387
Taiwan — 20.8%
91APP, Inc.	2,000	4,624
Aaeon Technology, Inc.	2,000	7,093
Abico Avy Co. Ltd.	3,135	4,562
Ability Enterprise Co. Ltd.	7,838	20,093
Ability Opto-Electronics Technology Co. Ltd.	2,000	5,912
AcBel Polytech, Inc.	56,000	68,876
Ace Pillar Co. Ltd.	3,000	7,442
Acer E-Enabling Service Business, Inc.	1,000	6,831
ACES Electronic Co. Ltd.	9,000	17,991
Acter Group Corp. Ltd.	3,000	66,747
Action Electronics Co. Ltd.	3,000	1,015
Actron Technology Corp.	3,000	12,074
ADATA Technology Co. Ltd.	33,000	187,562
Adimmune Corp.(1)	14,000	8,794
Adlink Technology, Inc.	6,000	11,930
Advanced Analog Technology, Inc.	1,000	1,647
Advanced International Multitech Co. Ltd.	3,000	6,515
Advanced Power Electronics Corp.	4,000	11,895
Advanced Wireless Semiconductor Co.	10,000	33,091
Advancetek Enterprise Co. Ltd.	14,000	14,803
AEWIN Technologies Co. Ltd.	1,000	1,534
AGV Products Corp.	12,000	3,978
AIC, Inc.	2,093	20,122
Air Asia Co. Ltd.	1,000	1,627
Alcor Micro Corp.(1)	8,000	38,412
Alexander Marine Co. Ltd.	1,000	6,289
ALI Corp.(1)	600	494
All Ring Tech Co. Ltd.	7,000	79,508
Allied Circuit Co. Ltd.	1,078	6,146
Allied Supreme Corp.	3,000	20,535
Allis Electric Co. Ltd.	10,199	31,592
Alltek Technology Corp.	16,000	16,947
Alltop Technology Co. Ltd.	4,000	30,833
Alpha Networks, Inc.	14,000	13,284
Altek Corp.	22,000	30,577
Ambassador Hotel	5,000	6,938
Ampak Technology, Inc.	2,000	3,934
Ampire Co. Ltd.	2,000	1,623
AMPOC Far-East Co. Ltd.	5,540	16,615
AmTRAN Technology Co. Ltd.	17,380	8,406
Anji Technology Co. Ltd.(1)	5,000	5,523
Apac Opto Electronics, Inc.	3,000	7,742
Apacer Technology, Inc.	7,000	22,398
APAQ Technology Co. Ltd.	2,000	11,274
Apex Biotechnology Corp.	2,000	1,961
Apex International Co. Ltd.(1)	8,288	5,826

ARBOR Technology Corp.	3,000	3,684
Arcadyan Technology Corp.	1,000	5,841
Ardentec Corp.	43,000	125,501
Argosy Research, Inc.	6,000	32,026
Asia Optical Co., Inc.	18,000	79,940
Asia Tech Image, Inc.	2,000	4,599
ASIX Electronics Corp.	1,000	2,876
ASROCK, Inc.	1,000	8,034
ATE Energy International Co. Ltd.	4,000	4,208
AURAS Technology Co. Ltd.	1,000	28,613
Aurotek Corp.	2,000	6,779
AV Tech Corp.	3,000	2,989
Avalue Technology, Inc.	4,000	12,573
AVer Information, Inc.	1,000	954
Avermedia Technologies	4,000	4,650
Axiomtek Co. Ltd.	4,000	9,880
Azurewave Technologies, Inc.	5,000	10,414
Bafang Yunji International Co. Ltd.	2,000	12,403
Bank of Kaohsiung Co. Ltd.	53,882	20,787
Baotek Industrial Materials Ltd.	7,000	13,599
Basso Industry Corp.	4,000	4,234
BES Engineering Corp.(1)	123,935	57,124
Bin Chuan Enterprise Co. Ltd.(1)	3,000	5,384
B'in Live Co. Ltd.	1,100	3,055
Biostar Microtech International Corp.(1)	1,000	722
Bioteque Corp.	1,000	4,001
Bizlink Holding, Inc.	2,019	103,997
Bonny Worldwide Ltd.	1,000	5,060
Brave C&H Supply Co. Ltd.	1,000	2,153
Brightek Optoelectronic Co. Ltd.	3,000	3,927
Brillian Network & Automation Integrated System Co. Ltd.	3,086	22,020
Browave Corp.	2,000	20,364
C Sun Manufacturing Ltd.	3,000	19,657
Capital Futures Corp.	3,450	5,489
Capital Securities Corp.	66,000	53,477
Career Technology MFG. Co. Ltd.(1)	39,000	20,060
Castles Technology Co. Ltd.	4,050	8,573
Caswell, Inc.	2,000	5,159
CCP Contact Probes Co. Ltd.(1)	1,000	1,614
Celxpert Energy Corp.	5,000	6,290
Cenra, Inc.	1,500	1,631
Center Laboratories, Inc.(1)	28,368	34,334
Central Reinsurance Co. Ltd.	25,000	20,920
ChainQui Construction Development Co. Ltd.(1)	3,000	1,454
Chaintech Technology Corp.	5,000	4,574
Chang Wah Electromaterials, Inc.	27,000	38,705
Chang Wah Technology Co. Ltd.	17,000	22,089
Channel Well Technology Co. Ltd.	16,000	36,755
Charoen Pokphand Enterprise	19,000	86,611
CHC Healthcare Group	9,000	11,282
Chen Full International Co. Ltd.	4,000	5,194
Chenbro Micom Co. Ltd.	3,000	92,422
Chenfull Precision Co. Ltd.	1,000	3,594
Cheng Fwa Industrial Co. Ltd.	1,000	648
Cheng Loong Corp.	29,000	17,153

Cheng Mei Materials Technology Corp.(1)	30,000	12,724
Cheng Uei Precision Industry Co. Ltd.	18,000	22,541
Chenming Electronic Technology Corp.	11,000	46,263
Chief Telecom, Inc.	2,000	23,238
Chien Kuo Construction Co. Ltd.	3,200	3,324
China Container Terminal Corp.	2,000	1,558
China Ecotek Corp.	1,000	1,747
China Electric Manufacturing Corp.	7,000	2,791
China General Plastics Corp.	7,000	2,491
China Glaze Co. Ltd.	3,000	1,730
China Man-Made Fiber Corp.(1)	78,000	17,361
China Metal Products	11,000	9,892
China Motor Corp.	13,000	25,009
China Petrochemical Development Corp.(1)	288,000	75,594
China Steel Chemical Corp.	10,000	22,794
China Wire & Cable Co. Ltd.	5,000	5,976
Chinese Maritime Transport Ltd.	3,000	5,705
Ching Feng Home Fashions Co. Ltd.	5,000	3,335
Chin-Poon Industrial Co. Ltd.	25,000	24,865
ChipMOS Technologies, Inc.	45,000	61,535
Chlitina Holding Ltd.	3,000	9,542
Chong Hong Construction Co. Ltd.	13,000	32,201
Chun Yuan Steel Industry Co. Ltd.	25,000	16,218
Chung Hwa Chemical Industrial Works Ltd.	4,000	5,262
Chung Hwa Pulp Corp.(1)	9,000	3,603
Chung-Hsin Electric & Machinery Manufacturing Corp.	30,000	143,082
Chunghwa Precision Test Tech Co. Ltd.	2,000	122,874
Cleanaway Co. Ltd.	60,000	46,863
Clevo Co.	29,000	37,849
CMC Magnetics Corp.	46,000	13,889
Complex Micro Interconnection Co. Ltd.	1,000	1,270
Compucase Enterprise	6,000	15,881
Concord International Securities Co. Ltd.	9,686	4,667
Concord Securities Co. Ltd.	28,435	11,570
Continental Holdings Corp.	17,000	12,468
Contrel Technology Co. Ltd.	9,000	12,456
Coremax Corp.	7,000	15,294
Coretronic Corp.	13,000	38,754
Co-Tech Development Corp.	23,000	169,105
Creative Sensor, Inc.	2,700	4,478
Cryomax Cooling System Corp.	1,143	1,582
CSBC Corp. Taiwan(1)	28,000	19,155
CTCI Corp.	30,805	32,788
CviLux Corp.	2,000	4,760
Cyberlink Corp.	5,000	15,959
CyberPower Systems, Inc.	2,000	12,994
CyberTAN Technology, Inc.(1)	9,000	6,855
DA CIN Construction Co. Ltd.	12,000	24,177
Da-Li Development Co. Ltd.	7,987	12,227
Darfon Electronics Corp.	10,000	10,064
Darwin Precisions Corp.	6,300	2,123
Daxin Materials Corp.	2,000	21,547
De Licacy Industrial Co. Ltd.	20,880	7,555
Depo Auto Parts Ind Co. Ltd.	8,000	35,626
DFI, Inc.	1,000	1,987

Dimerco Express Corp.	3,000	7,594
DingZing Advanced Materials, Inc.	1,000	2,860
D-Link Corp.	27,000	13,712
DONPON PRECISION, Inc.(1)	1,400	1,910
Dr. Wu Skincare Co. Ltd.	1,000	3,970
Draytek Corp.	1,000	845
Drewloong Precision, Inc.	2,051	10,110
Dynamic Holding Co. Ltd.	23,000	87,092
Dynapack International Technology Corp.	14,000	118,864
E&R Engineering Corp.(1)	3,000	9,486
Eastech Holding Ltd.	2,000	6,924
Eastern Media International Corp.	3,270	2,375
ECOVE Environment Corp.	2,000	18,868
Edimax Technology Co. Ltd.	6,000	3,382
Edison Opto Corp.	3,000	1,756
Edom Technology Co. Ltd.(1)	12,000	14,992
Egis Technology, Inc.(1)	1,000	4,176
Elan Microelectronics Corp.	24,000	101,904
E-Lead Electronic Co. Ltd.	3,000	4,077
Elite Advanced Laser Corp.	6,000	48,515
Elitegroup Computer Systems Co. Ltd.	11,000	7,376
Emerging Display Technologies Corp.	1,000	666
Ennostar, Inc.(1)	47,000	48,296
Episil Technologies, Inc.(1)	19,000	29,989
Episil-Precision, Inc.	1,000	1,583
Eris Technology Corp.	1,000	4,336
Eson Precision Ind Co. Ltd.	8,000	20,914
Eternal Materials Co. Ltd.	75,000	96,363
Ever Ohms Technology Co. Ltd.	2,000	1,824
Ever Supreme Bio Technology Co. Ltd.	3,299	18,098
Evergreen Aviation Technologies Corp.	8,000	37,664
Evergreen International Storage & Transport Corp.	15,500	28,820
EVERGREEN Steel Corp.	16,000	60,222
Everlight Chemical Industrial Corp.	20,000	11,745
Everlight Electronics Co. Ltd.	29,000	47,970
Evertop Wire Cable Corp.	5,000	4,771
Excelsior Medical Co. Ltd.	2,205	5,770
EZconn Corp.	3,105	118,232
Falcon Machine Tools Co. Ltd.(1)	2,140	1,206
Far Eastern Department Stores Ltd.	70,000	53,785
Farglory F T Z Investment Holding Co. Ltd.	1,101	1,703
Favite, Inc.	4,000	10,629
Federal Corp.(1)	11,000	6,962
Feedback Technology Corp.	3,080	11,318
Feng Hsin Steel Co. Ltd.	15,000	30,024
FIC Global, Inc.	1,000	1,019
FineMat Applied Materials Co. Ltd.(1)	1,000	960
FineTek Co. Ltd.	1,040	3,826
Firich Enterprises Co. Ltd.	6,000	4,435
First Copper Technology Co. Ltd.	14,000	17,740
First Hi-Tec Enterprise Co. Ltd.	4,000	45,342
First Insurance Co. Ltd.	17,000	15,200
First Steamship Co. Ltd.(1)	15,000	2,641
FIT Holding Co. Ltd.	8,000	6,668
Fitipower Integrated Technology, Inc.	8,000	36,226

Fittech Co. Ltd.(1)	2,101	5,970
FLEXium Interconnect, Inc.(1)	25,000	44,370
Flytech Technology Co. Ltd.	10,000	30,680
FocalTech Systems Co. Ltd.	13,000	21,971
FOCI Fiber Optic Communications, Inc.(1)	1,000	12,024
Forcecon Tech Co. Ltd.	6,932	20,421
Forest Water Environment Engineering Co. Ltd.	1,032	1,208
Formosa International Hotels Corp.	4,000	24,354
Formosa Laboratories, Inc.	3,000	6,231
Formosa Optical Technology Co. Ltd.	1,000	3,144
Formosa Sumco Technology Corp.	7,000	20,509
Formosa Taffeta Co. Ltd.	57,000	28,641
Formosan Union Chemical Corp.	16,000	8,545
Founding Construction & Development Co. Ltd.	3,000	1,391
Foxsemicon Integrated Technology, Inc.	7,000	67,217
Franbo Lines Corp.	21,000	13,903
FSP Technology, Inc.	7,000	12,127
Fu Hua Innovation Co. Ltd.	27,324	16,992
Fulgent Sun International Holding Co. Ltd.	10,236	36,289
Fulltech Fiber Glass Corp.(1)	26,858	70,346
Fusheng Precision Co. Ltd.	4,000	31,004
G Shank Enterprise Co. Ltd.	10,117	28,416
Galaxy Software Services Corp.	2,100	8,047
Gallant Micro Machining Co. Ltd.	1,000	17,715
Gallant Precision Machining Co. Ltd.	4,000	10,967
Gamania Digital Entertainment Co. Ltd.	3,000	5,113
GEM Terminal Industrial Co. Ltd.(1)	1,000	571
Gemtek Technology Corp.	26,000	21,742
General Interface Solution GIS Holding Ltd.(1)	13,000	17,754
Genesys Logic, Inc.	6,000	17,691
GeoVision, Inc.	1,780	2,738
GFC Ltd.	2,000	7,777
Giantplus Technology Co. Ltd.(1)	2,000	686
Gigasolar Materials Corp.(1)	1,000	2,303
Gigastorage Corp.(1)	2,000	1,310
Global Brands Manufacture Ltd.	18,761	78,876
Global Mixed Mode Technology, Inc.	6,000	39,259
Global PMX Co. Ltd.	4,000	14,807
Globaltek Fabrication Co. Ltd.	5,000	8,492
Globe Union Industrial Corp.	7,000	2,207
Gloria Material Technology Corp.	30,000	30,374
GMI Technology, Inc.	5,000	5,860
Golden Long Teng Development Co. Ltd.	3,000	3,034
Goldsun Building Materials Co. Ltd.	18,000	20,406
Good Will Instrument Co. Ltd.	1,000	1,682
Gordon Auto Body Parts	3,000	2,824
Gourmet Master Co. Ltd.	4,000	8,699
Grade Upon Technology Corp.	1,000	20,931
Grand Fortune Securities Co. Ltd.	5,000	1,930
Grand Pacific Petrochemical(1)	71,381	25,276
Grand Process Technology Corp.	1,000	47,297
Grape King Bio Ltd.	5,000	20,484
Great Tree Pharmacy Co. Ltd.	6,970	22,678
Greatek Electronics, Inc.	24,000	54,160
Groundhog, Inc.	1,000	2,893

Group Up Industrial Co. Ltd.	3,000	24,782
Hai Kwang Enterprise Corp.(1)	3,060	1,376
Hannstar Board Corp.	26,360	91,009
HannStar Display Corp.(1)	168,000	39,555
HannsTouch Holdings Co.(1)	24,000	5,292
Hanpin Electron Co. Ltd.	1,000	1,455
Harvatek Corp.(1)	1,000	622
HD Renewable Energy Co. Ltd.	4,595	14,885
HIM International Music, Inc.	2,000	6,142
Hitron Technology, Inc.(1)	12,000	8,548
Hiwin Mikrosystem Corp.	2,000	6,779
Hiyes International Co. Ltd.	1,297	3,488
Ho Tung Chemical Corp.	28,000	7,338
Hocheng Corp.	5,000	2,824
Holdings-Key Electric Wire & Cable Co. Ltd.	9,000	12,182
Holiday Entertainment Co. Ltd.	1,000	1,947
Holy Stone Enterprise Co. Ltd.	8,000	26,814
Hong Ho Precision Textile Co. Ltd.	1,000	584
Hong Pu Real Estate Development Co. Ltd.	3,000	2,496
Hong TAI Electric Industrial	19,000	21,196
Horizon Fixture Group Co. Ltd.	2,000	14,009
Horizon Securities Co. Ltd.	7,000	2,333
Hota Industrial Manufacturing Co. Ltd.	18,000	33,189
Hotron Precision Electronic Industrial Co. Ltd.(1)	1,000	488
Hsin Ba Ba Corp.	2,020	3,212
Hsin Kuang Steel Co. Ltd.	16,000	19,850
HTC Corp.(1)	50,000	79,741
Hu Lane Associate, Inc.	3,202	13,123
HUA ENG Wire & Cable Co. Ltd.	23,000	25,431
Huaku Development Co. Ltd.	9,660	32,332
Huang Hsiang Construction Corp.	9,015	11,215
Hung Ching Development & Construction Co. Ltd.	3,000	2,679
Hung Sheng Construction Ltd.	9,000	5,837
Hwa Fong Rubber Industrial Co. Ltd.	5,000	2,431
Hwang Chang General Contractor Co. Ltd.	7,393	14,728
Ibase Technology, Inc.	3,000	4,428
IBF Financial Holdings Co. Ltd.	154,000	82,253
ICatch Technology, Inc.(1)	1,000	1,417
Ichia Technologies, Inc.	21,000	33,047
I-Chiun Precision Industry Co. Ltd.	5,202	16,353
IEI Integration Corp.	9,000	19,418
In Win Development, Inc.	4,000	10,333
Infortrend Technology, Inc.	13,000	11,630
Info-Tek Corp.	1,000	1,065
Ingentec Corp.	1,102	7,277
Innodisk Corp.	7,139	112,581
Inpaq Technology Co. Ltd.	5,000	12,968
Insyde Software Corp.	1,200	8,177
Integrated Service Technology, Inc.	5,644	19,041
International CSRC Investment Holdings Co.(1)	28,000	9,018
Iron Force Industrial Co. Ltd.	2,000	6,765
ITE Technology, Inc.	13,000	50,019
ITEQ Corp.	22,000	78,128
ITH Corp.	17,000	21,727
Jarllytec Co. Ltd.	2,050	6,002

Jean Co. Ltd.	2,076	1,655
Jetway Information Co. Ltd.	750	1,101
Jetwell Computer Co. Ltd.	1,120	6,438
Jia Wei Lifestyle, Inc.	1,050	1,192
Jih Lin Technology Co. Ltd.	1,000	1,651
Jiin Yeeh Ding Enterprise Co. Ltd.	4,000	11,034
Johnson Health Tech Co. Ltd.	5,000	25,871
JPC connectivity, Inc.	7,000	32,127
JPP Holding Co. Ltd.	2,000	18,672
K Laser Technology, Inc.	2,000	977
Kaimei Electronic Corp.	5,000	14,942
Kao Fong Machinery Co. Ltd.	4,000	4,871
Kaori Heat Treatment Co. Ltd.	2,000	32,946
Kedge Construction Co. Ltd.	1,081	3,067
KEE TAI Properties Co. Ltd.	13,180	4,666
Kenda Rubber Industrial Co. Ltd.	16,000	10,331
Kerry TJ Logistics Co. Ltd.	5,000	5,394
Key Ware Electronics Co. Ltd.(1)	3,000	2,631
Keystone Microtech Corp.	1,000	13,689
KHGEARS International Ltd.	2,000	10,547
Kindom Development Co. Ltd.	24,200	25,463
King Polytechnic Engineering Co. Ltd.	1,050	1,512
King's Town Construction Co. Ltd.(1)	4,000	5,707
Kinik Co.	3,000	30,788
Kinko Optical Co. Ltd.(1)	8,000	14,530
Kinpo Electronics	67,000	48,150
Kinsus Interconnect Technology Corp.	16,000	72,937
KMC Kuei Meng International, Inc.	2,000	5,820
KNH Enterprise Co. Ltd.	3,000	1,608
Ko Ja Cayman Co. Ltd.	1,000	1,180
KS Terminals, Inc.	5,000	7,746
Kuang Hong Arts Management, Inc.	2,000	8,934
Kung Long Batteries Industrial Co. Ltd.	3,000	11,958
Kung Sing Engineering Corp.(1)	6,000	2,869
Kuo Toong International Co. Ltd.	17,000	30,929
Kuo Yang Construction Co. Ltd.(1)	5,000	3,077
KYE Systems Corp.	5,000	5,393
L&K Engineering Co. Ltd.	12,148	176,886
Lanner Electronics, Inc.	6,000	14,031
Leadtek Research, Inc.(1)	2,000	3,646
Lealea Enterprise Co. Ltd.(1)	6,000	1,155
Lelon Electronics Corp.	7,000	23,818
Lemtech Holdings Co. Ltd.	1,050	2,853
Li Peng Enterprise Co. Ltd.(1)	14,000	2,434
Lida Holdings Ltd.	1,000	754
Life Travel & Tourist Service Co. Ltd.	2,000	7,143
Lingsen Precision Industries Ltd.(1)	6,000	3,865
Lintes Technology Co. Ltd.	1,035	2,968
Lion Travel Service Co. Ltd.	5,000	27,670
Liton Technology Corp.	4,000	6,465
Long Bon International Co. Ltd.(1)	9,000	4,233
Long Da Construction & Development Corp.	3,000	3,153
Longchen Paper & Packaging Co. Ltd.(1)	20,000	7,303
Longwell Co.	7,000	40,780
Loop Telecommunication International, Inc.	1,000	1,634

Lotus Pharmaceutical Co. Ltd.	9,000	89,569
Loyalty Founder Enterprise Co. Ltd.	4,000	3,640
Lumax International Corp. Ltd.	4,000	13,145
Lung Yen Life Service Corp.(1)	10,000	15,467
Luxe Green Energy Technology Co. Ltd.	8,000	4,918
LuxNet Corp.	7,051	53,147
M3 Technology, Inc.	1,000	2,542
Macauto Industrial Co. Ltd.	1,000	1,840
Machvision, Inc.	1,100	18,149
Macnica Anstek, Inc.	3,000	6,461
Macnica Galaxy, Inc.	1,000	2,730
Macroblock, Inc.	1,000	1,663
Macronix International Co. Ltd.(1)	176,000	191,669
Makalot Industrial Co. Ltd.	4,000	40,412
Man Zai Industrial Co. Ltd.	1,050	860
Marketech International Corp.	5,000	37,592
Materials Analysis Technology, Inc.	2,000	12,705
Mayer Steel Pipe Corp.	8,200	6,053
Mechema Chemicals International Corp.	1,000	2,160
Mercuries & Associates Holding Ltd.(1)	27,000	13,597
Mercuries Data Systems Ltd.	2,000	1,807
Mercuries Life Insurance Co. Ltd.(1)	171,688	39,704
Merida Industry Co. Ltd.	7,000	20,671
Merry Electronics Co. Ltd.	16,120	52,992
METAAGE Corp.	5,000	7,702
Microbio Co. Ltd.(1)	22,000	15,199
Microtek International(1)	1,000	341
Mildef Crete, Inc.	3,000	9,826
MIN AIK Technology Co. Ltd.	4,000	3,569
Mirle Automation Corp.	9,000	16,943
MOSA Industrial Corp.(1)	7,776	4,095
Motech Industries, Inc.	30,000	15,948
MPI Corp.	3,000	218,411
MSSCORPS Co. Ltd.	1,000	5,150
My Humble House Hospitality Management Consulting	1,000	1,166
Myson Century, Inc.	11,000	39,181
Nak Sealing Technologies Corp.	1,000	3,348
Namchow Holdings Co. Ltd.	10,000	12,225
Nan Pao Resins Chemical Co. Ltd.	2,000	21,027
Nan Ren Lake Leisure Amusement Co. Ltd.(1)	5,000	1,480
Nang Kuang Pharmaceutical Co. Ltd.	1,000	1,216
Nantex Industry Co. Ltd.	5,000	3,755
National Aerospace Fasteners Corp.	1,000	3,237
Neousys Technology, Inc.	1,049	6,231
Netronix, Inc.	5,000	20,841
Newmax Technology Co. Ltd.(1)	1,000	883
Nexcom International Co. Ltd.	9,000	20,949
Nichidenbo Corp.	5,000	14,182
Nidec Chaun-Choung Technology Corp.	1,000	3,715
Niko Semiconductor Co. Ltd.	1,266	1,921
Nova Technology Corp.	2,000	11,359
Nuvoton Technology Corp.	12,000	20,449
O-Bank Co. Ltd.	97,000	28,046
Ocean Plastics Co. Ltd.	9,000	10,388
OK Biotech Co. Ltd.	1,000	481

Optimax Technology Corp.	13,000	7,936
Orient Semiconductor Electronics Ltd.	36,000	54,197
Oriental Union Chemical Corp.(1)	28,000	10,848
O-TA Precision Industry Co. Ltd.	1,000	2,321
Otsuka Information Technology Corp.	1,000	5,469
Pacific Construction Co.	7,000	2,140
Pan German Universal Motors Ltd.	1,000	9,470
Pan Jit International, Inc.	27,000	74,336
Pan-International Industrial Corp.	25,000	37,925
Parpro Corp.	6,000	8,966
Patec Precision Industry Co. Ltd.(1)	1,106	3,524
PChome Online, Inc.(1)	1,000	954
PCL Technologies, Inc.	1,000	3,965
P-Duke Technology Co. Ltd.	1,000	3,300
Pegavision Corp.	3,000	29,707
PharmaEngine, Inc.	6,000	13,858
Phihong Technology Co. Ltd.(1)	6,000	5,479
Phoenix Silicon International Corp.	14,000	72,853
Phoenix Tours International, Inc.	1,155	1,904
Pixart Imaging, Inc.	11,000	73,556
Planet Technology Corp.	1,000	4,275
Podak Co. Ltd.	1,050	1,797
Polytronics Technology Corp.	3,000	4,092
Posiflex Technology, Inc.	4,000	24,043
President Securities Corp.	75,700	59,164
Primax Electronics Ltd.	42,000	110,339
Prince Housing & Development Corp.	24,000	6,335
Progate Group Corp.	1,000	4,784
Promate Electronic Co. Ltd.	16,799	24,926
Prosperity Dielectrics Co. Ltd.	2,000	4,330
QST International Corp.	1,207	1,760
Qualipoly Chemical Corp.	5,000	29,226
Quang Viet Enterprise Co. Ltd.	2,146	5,691
Quanta Storage, Inc.	16,000	52,706
Quaser Machine Tools, Inc.	1,000	1,453
Quintain Steel Co. Ltd.(1)	6,000	1,686
Radiant Opto-Electronics Corp.	11,000	42,295
Radium Life Tech Co. Ltd.(1)	60,000	20,475
Rafael Microelectronics, Inc.	2,000	6,391
Raydium Semiconductor Corp.	5,000	34,645
Rechi Precision Co. Ltd.	17,000	12,986
Rexon Industrial Corp. Ltd.	3,000	2,665
Rich Development Co. Ltd.	17,510	4,467
Richmond International Travel & Tours Co. Ltd.	2,600	6,894
RiTdisplay Corp.	2,020	1,921
Ritek Corp.(1)	37,000	10,504
Ruentex Engineering & Construction Co.	1,680	9,193
Sampo Corp.	8,000	6,299
San Fang Chemical Industry Co. Ltd.	17,000	18,339
San Far Property Ltd.	7,000	3,974
San Fu Chemical Co. Ltd.	1,000	3,207
Savior Lifetec Corp.	13,000	7,544
Scientech Corp.	4,000	40,550
ScinoPharm Taiwan Ltd.	5,000	2,814
SciVision Biotech, Inc.	2,000	5,178

SDI Corp.	9,000	22,998
Sea Sonic Electronics Co. Ltd.	1,000	2,640
Senao Networks, Inc.	2,000	8,530
Sensortek Technology Corp.	1,000	5,763
Sercomm Corp.	20,000	52,622
Sesoda Corp.	14,000	14,487
Sheng Yu Steel Co. Ltd.	2,000	1,323
ShenMao Technology, Inc.	2,000	6,120
Shieh Yih Machinery Industry Co. Ltd.	3,000	2,079
Shih Her Technologies, Inc.	2,146	10,818
Shih Wei Navigation Co. Ltd.(1)	4,000	2,336
Shin Ruenn Development Co. Ltd.	7,910	14,481
Shin Zu Shing Co. Ltd.	5,159	32,514
Shinfox Energy Co. Ltd.	9,000	11,278
Shining Building Business Co. Ltd.(1)	9,000	2,605
Shinkong Insurance Co. Ltd.	17,000	63,666
Shinkong Synthetic Fibers Corp.	59,000	30,522
Shiny Chemical Industrial Co. Ltd.	11,200	49,686
ShunSin Technology Holding Ltd.	1,000	5,312
Shuttle, Inc.	6,000	3,355
Sigurd Microelectronics Corp.	45,000	144,490
Silicon Integrated Systems Corp.	25,000	38,736
Silicon Optronics, Inc.(1)	1,000	1,933
Sinbon Electronics Co. Ltd.	13,000	90,651
Sincere Navigation Corp.	20,000	16,911
Singatron Enterprise Co. Ltd.	2,000	1,883
Sinmag Equipment Corp.	1,000	4,430
Sinon Corp.	20,000	27,319
Sinphar Pharmaceutical Co. Ltd.	3,402	3,371
Sinyi Realty, Inc.	5,000	3,618
Sitronix Technology Corp.	10,000	58,179
Siward Crystal Technology Co. Ltd.	2,000	1,318
Skardin Industrial Corp.(1)	2,000	3,001
Soft-World International Corp.	1,000	3,161
Solar Applied Materials Technology Corp.	13,000	24,001
Solomon Technology Corp.	1,000	4,264
Solteam, Inc.	1,000	1,605
Speed Tech Corp.	8,000	10,807
Spirox Corp.(1)	1,000	2,035
Sporton International, Inc.	6,000	30,444
Sports Gear Co. Ltd.	5,000	18,212
St. Shine Optical Co. Ltd.	3,000	12,151
Standard Chemical & Pharmaceutical Co. Ltd.	2,000	4,036
Standard Foods Corp.	14,000	13,612
Stark Technology, Inc.	9,000	43,781
S-Tech Corp.	13,000	8,960
STL Technology Co. Ltd.	4,000	20,390
Sumeeko Industries Co. Ltd.	1,000	1,596
Sun Yad Construction Co. Ltd.(1)	3,000	1,450
Sunfun Info Co. Ltd.	9,000	8,654
Sunko INK Co. Ltd.(1)	5,000	1,804
SunMax Biotechnology Co. Ltd.	2,000	24,954
Sunonwealth Electric Machine Industry Co. Ltd.	23,000	122,690
Sunplus Innovation Technology, Inc.	1,026	4,028
Sunplus Technology Co. Ltd.(1)	24,000	15,577

Sunrex Technology Corp.	6,000	7,695
Sunspring Metal Corp.	3,000	2,011
Sunty Development Co. Ltd.	5,000	2,192
Superalloy Industrial Co. Ltd.	16,000	21,099
Supreme Electronics Co. Ltd.	38,000	84,289
Swancor Holding Co. Ltd.	3,000	10,357
Symtek Automation Asia Co. Ltd.	1,000	4,268
Syncmold Enterprise Corp.	7,000	15,082
Synmosa Biopharma Corp.	37,096	38,029
Syscom Computer Engineering Co.	3,000	5,028
Sysgration	11,000	20,743
Systex Corp.	15,000	57,675
T3EX Global Holdings Corp.	4,000	8,545
Ta Liang Technology Co. Ltd.	1,000	6,508
Ta Ya Electric Wire & Cable	64,630	79,881
TA-I Technology Co. Ltd.	3,000	5,903
Tai Tung Communication Co. Ltd.	3,000	2,069
TaiDoc Technology Corp.	4,000	15,941
Taiflex Scientific Co. Ltd.	14,137	35,514
Taimide Tech, Inc.	8,000	13,965
Tainan Enterprises Co. Ltd.	3,000	2,335
Tainan Spinning Co. Ltd.	62,000	27,409
TaiSol Electronics Co. Ltd.	2,000	3,147
Taisun Enterprise Co. Ltd.	4,000	2,321
Taita Chemical Co. Ltd.	6,000	2,134
TAI-TECH Advanced Electronics Co. Ltd.	2,000	10,294
Taiwan Cogeneration Corp.	32,000	42,334
Taiwan Fire & Marine Insurance Co. Ltd.	8,400	14,274
Taiwan FU Hsing Industrial Co. Ltd.	4,000	6,858
Taiwan Hon Chuan Enterprise Co. Ltd.	12,222	49,894
Taiwan Hopax Chemicals Manufacturing Co. Ltd.	7,449	8,268
Taiwan IC Packaging Corp.(1)	4,000	2,211
Taiwan Line Tek Electronic	1,000	696
Taiwan Mask Corp.(1)	7,000	8,193
Taiwan Navigation Co. Ltd.	15,000	14,854
Taiwan Paiho Ltd.	15,000	26,679
Taiwan PCB Techvest Co. Ltd.	3,000	3,195
Taiwan Sakura Corp.	6,000	16,188
Taiwan Semiconductor Co. Ltd.	17,000	31,892
Taiwan Surface Mounting Technology Corp.	22,000	71,993
Taiwan Takisawa Technology Co. Ltd.	1,000	1,124
Taiwan TEA Corp.(1)	29,000	12,766
Taiwan Union Technology Corp.	12,000	169,236
Taiwan-Asia Semiconductor Corp.(1)	26,000	21,183
Tatung Co. Ltd.	30,000	32,035
Tatung System Technologies, Inc.	2,260	5,393
TBI Motion Technology Co. Ltd.(1)	8,000	9,089
TCI Co. Ltd.(1)	8,000	29,732
Te Chang Construction Co. Ltd.	2,000	4,184
Team Group, Inc.(1)	7,000	29,615
Test Research, Inc.	12,000	59,224
Thinking Electronic Industrial Co. Ltd.	3,000	18,106
Thintech Materials Technology Co. Ltd.	2,000	2,961
Thye Ming Industrial Co. Ltd.(1)	5,737	12,346
Ton Yi Industrial Corp.	75,000	44,845

Tong Hsing Electronic Industries Ltd.	13,000	52,379
Tong-Tai Machine & Tool Co. Ltd.(1)	12,000	12,061
Top Bright Holding Co. Ltd.	2,000	17,928
Topco Scientific Co. Ltd.	13,000	125,469
Topkey Corp.	5,000	26,640
Topoint Technology Co. Ltd.	9,000	39,046
TPK Holding Co. Ltd.	27,000	35,972
Transcend Information, Inc.	5,000	29,254
Trigold Holdings Ltd.	3,000	5,234
Trusval Technology Co. Ltd.	2,050	16,117
Tsang Yow Industrial Co. Ltd.	1,000	681
TSC Auto ID Technology Co. Ltd.	1,000	6,873
TSEC Corp.(1)	37,000	15,844
TSRC Corp.	22,000	10,873
TTY Biopharm Co. Ltd.	17,000	44,284
Tung Thih Electronic Co. Ltd.	1,144	2,367
Twinhead International Corp.(1)	1,300	2,893
TXC Corp.	25,000	66,825
TYC Brother Industrial Co. Ltd.	8,000	12,461
Tyntek Corp.	14,000	7,245
TZE Shin International Co. Ltd.	3,000	1,445
U-BEST Innovative Technology Co. Ltd.(1)	13,000	6,813
Ubright Optronics Corp.	1,000	1,939
UDE Corp.	6,000	20,066
Ultra Chip, Inc.	2,000	2,763
Unic Technology Corp.	3,000	2,092
Union Insurance Co. Ltd.	1,000	958
Unitech Electronics Co. Ltd.	1,000	924
Unitech Printed Circuit Board Corp.	38,956	30,370
United Fiber Optical Communication, Inc.(1)	4,000	5,157
United Orthopedic Corp.	6,000	23,259
United Renewable Energy Co. Ltd.(1)	61,000	12,223
Univacco Technology, Inc.	4,000	5,882
Universal Cement Corp.	12,220	12,256
Universal Microwave Technology, Inc.	4,000	65,610
Universal Vision Biotechnology Co. Ltd.	4,000	19,461
UPC Technology Corp.(1)	24,000	7,922
UPI Semiconductor Corp.	5,000	31,957
Userjoy Technology Co. Ltd.	3,300	8,636
USI Corp.	30,000	10,480
Usun Technology Co. Ltd.(1)	2,000	3,328
Utechzone Co. Ltd.	2,000	5,816
UVAT Technology Co. Ltd.	1,000	1,857
Ventec International Group Co. Ltd.	3,000	8,586
VIA Labs, Inc.	1,000	2,476
Via Technologies, Inc.	11,000	18,265
Viking Tech Corp.	2,000	3,279
Visco Vision, Inc.	2,000	11,071
Visual Photonics Epitaxy Co. Ltd.	14,000	63,808
Vivotek, Inc.	1,000	2,729
Vizionfocus, Inc.	2,000	11,510
Wafer Works Corp.(1)	45,000	41,239
Waffer Technology Corp.	2,000	3,852
Wah Hong Industrial Corp.	1,000	1,062
Wah Lee Industrial Corp.	15,000	50,775

Walton Advanced Engineering, Inc.	5,000	5,908
We & Win Development Co. Ltd.(1)	3,000	1,029
We&Win Diversification Co. Ltd.	1,000	676
Weikeng Industrial Co. Ltd.	22,000	21,447
Well Shin Technology Co. Ltd.	3,000	4,559
Welldone Co.	6,000	9,928
Weltrend Semiconductor	5,000	7,575
Wholetech System Hitech Ltd.	7,000	26,616
Win Semiconductors Corp.	29,000	132,637
Winmate, Inc.	3,000	13,984
Winstek Semiconductor Co. Ltd.	2,000	6,347
WinWay Technology Co. Ltd.	1,000	90,517
Wiselink Co. Ltd.	12,284	68,796
WITS Corp.	2,000	8,047
Wonderful Hi-Tech Co. Ltd.	12,000	15,453
Wowprime Corp.	7,000	47,971
WUS Printed Circuit Co. Ltd.	13,000	49,462
WW Holding, Inc.	1,000	2,277
XAVi Technologies Corp.	2,000	3,299
XinTec, Inc.	1,000	4,641
Xxentria Technology Materials Corp.	4,180	5,014
Yankey Engineering Co. Ltd.	1,380	22,164
Yao Sheng Electronic Co. Ltd.(1)	2,000	4,452
YC INOX Co. Ltd.(1)	23,000	14,897
YCC Parts Manufacturing Co. Ltd.	1,000	1,459
Yea Shin International Development Co. Ltd.	2,150	1,655
Yem Chio Co. Ltd.	26,520	11,498
Yen Sun Technology Corp.	1,000	1,410
Yeong Guan Energy Technology Group Co. Ltd.(1)	1,135	637
YFC-Boneagle Electric Co. Ltd.	1,000	803
Yi Jinn Industrial Co. Ltd.	2,100	1,071
Yieh Phui Enterprise Co. Ltd.(1)	56,320	26,746
Ying Han Technology Co. Ltd.(1)	2,000	2,293
Young Fast Optoelectronics Co. Ltd.	4,000	8,453
Youngtek Electronics Corp.	3,000	5,814
Yuan High-Tech Development Co. Ltd.	1,000	5,212
Yuanta Futures Co. Ltd.	3,248	9,866
Yulon Motor Co. Ltd.	29,000	33,083
Yungshin Construction & Development Co. Ltd.	2,000	4,817
YungShin Global Holding Corp.	17,000	30,827
Zenitron Corp.	4,000	4,589
Zero One Technology Co. Ltd.	1,000	3,752
Zig Sheng Industrial Co. Ltd.(1)	7,000	1,717
ZillTek Technology Corp.	1,000	6,072
Zinwell Corp.(1)	4,000	3,019
Zippy Technology Corp.	5,000	7,971
Zyxel Group Corp.	14,000	16,242
		13,760,129
Thailand — 1.6%
AAPICO Hitech PCL, NVDR	13,700	5,238
AEON Thana Sinsap Thailand PCL, NVDR	8,500	25,361
Amata Corp. PCL, NVDR	72,400	37,621
AP Thailand PCL, NVDR	206,800	55,318
Asia Aviation PCL, NVDR(1)	505,200	16,836
Asian Sea Corp. PCL, NVDR	41,200	9,279

Bangchak Sriracha PCL, NVDR(1)	67,200	5,931
Bangkok Airways PCL, NVDR	8,600	3,859
BEC World PCL, NVDR	50,400	2,946
Carabao Group PCL, NVDR	13,900	19,588
CH Karnchang PCL, NVDR	102,300	39,169
Chularat Hospital PCL, NVDR	521,800	24,994
CK Power PCL, NVDR	144,700	9,713
Dhipaya Group Holdings PCL, NVDR	22,500	13,568
Energy Absolute PCL, NVDR(1)	454,300	38,220
Erawan Group PCL, NVDR	220,900	15,416
Forth Corp. PCL, NVDR(1)	19,100	4,039
GFPT PCL, NVDR	39,700	12,093
Gunkul Engineering PCL, NVDR	376,200	20,962
Hana Microelectronics PCL, NVDR	58,100	29,773
Ichitan Group PCL, NVDR	64,300	24,390
IRPC PCL, NVDR	989,200	30,492
Jasmine International PCL, NVDR(1)	150,511	6,410
Jaymart Group Holdings PCL, NVDR	50,800	11,323
KCE Electronics PCL, NVDR	79,300	51,488
Major Cineplex Group PCL, NVDR	46,500	9,903
Malee Group PCL, NVDR	10,800	1,318
MC Group PCL, NVDR	21,000	7,051
MK Restaurants Group PCL, NVDR	26,700	17,844
Mono Next PCL, NVDR(1)	149,500	5,633
Nex Point Parts PCL, NVDR(1)	295,200	10,198
Origin Property PCL, NVDR	38,200	2,399
Osotspa PCL, NVDR	66,100	32,548
Plan B Media PCL, NVDR	149,400	18,299
Precious Shipping PCL, NVDR	73,200	14,550
Prima Marine PCL, NVDR	83,500	16,099
PTG Energy PCL, NVDR	89,800	19,995
Quality Houses PCL, NVDR	998,100	39,712
R&B Food Supply PCL, NVDR	45,100	4,906
Regional Container Lines PCL, NVDR	36,000	28,807
Rojana Industrial Park PCL, NVDR	80,200	10,971
Sabina PCL, NVDR	13,700	6,476
Samart Corp. PCL, NVDR	81,400	13,804
Sansiri PCL, NVDR	761,300	33,369
Sappe PCL, NVDR	12,400	12,638
SC Asset Corp. PCL, NVDR	121,100	5,914
Singer Thailand PCL, NVDR(1)	27,300	4,342
SiS Distribution Thailand PCL, NVDR	6,900	4,229
Sri Trang Agro-Industry PCL, NVDR	113,500	40,582
Star Petroleum Refining PCL, NVDR	181,900	33,350
Stecon Group PCL, NVDR(1)	153,500	27,266
Susco PCL, NVDR	72,500	4,820
Taokaenoi Food & Marketing PCL, Class R, NVDR	49,400	6,235
Thaicom PCL, NVDR(1)	26,600	7,202
Thaifoods Group PCL, NVDR	105,500	14,839
Thoresen Thai Agencies PCL, NVDR	132,500	17,712
Tipco Asphalt PCL, NVDR	45,700	19,747
TOA Paint Thailand PCL, NVDR	48,900	19,743
VGI PCL, NVDR	54,416	1,831
Xspring Capital PCL, NVDR(1)	806,000	11,038
		1,039,397

Turkey — 2.0%
A1 Capital Yatirim Menkul Degerler AS(1)	25,604	6,975
Adel Kalemcilik Ticaret ve Sanayi AS	1,227	924
Adese Alisveris Merkezleri Ticaret AS(1)	484,145	16,091
Afyon Cimento Sanayi TAS	13,671	4,190
Agesa Hayat ve Emeklilik AS	2,312	11,789
Akcansa Cimento AS	3,367	10,155
Akenerji Elektrik Uretim AS(1)	13,849	3,706
Akfen Yenilenebilir Enerji AS(1)	30,272	12,017
Aksigorta AS(1)	32,207	5,048
Albaraka Turk Katilim Bankasi AS	115,365	21,654
Alcatel-Lucent Teletas Telekomunikasyon AS(1)	192	477
Alfa Solar Enerji Sanayi VE Ticaret AS	3,104	3,154
Alkim Alkali Kimya AS	9,849	3,686
Alkim Kagit Sanayi ve Ticaret AS	1,204	252
Alves Kablo Sanayi Ve Ticaret AS(1)	3,862	2,165
Anadolu Hayat Emeklilik AS	6,654	14,872
Anatolia Tani VE Biyoteknoloji Urunleri Arastirma Gelistirme Sanayi VE TicaretAS(1)	390	103
ARD Grup Bilisim Teknolojileri AS	5,000	3,813
Atp Yazilim ve Teknoloji AS	1,738	6,121
Aygaz AS	3,951	19,527
Bagfas Bandirma Gubre Fabrikalari AS(1)	9,057	5,756
Baticim Bati Anadolu Cimento Sanayii AS(1)	253,803	20,308
BatiSoke Soke Cimento Sanayii TAS(1)	49,317	16,784
Bera Holding AS(1)	65,144	25,217
Besler Gida Ve Kimya Sanayi Ve Ticaret AS(1)	15,368	4,378
Biotrend Cevre VE Enerji Yatirimlari AS(1)	15,048	7,070
Birlesim Muhendislik Isitma Sogutma Havalandirma Sanayi VE Ticaret AS(1)	1,935	625
Bogazici Beton Sanayi Ve Ticaret AS	6,925	3,066
Borlease Otomotiv AS(1)	4,155	525
Bursa Cimento Fabrikasi AS	63,875	9,249
Buyuk Sefler Gida Turizm Tekstil Danismanlik Organizasyon Egitim Sanayi VE Ticar	4,536	6,561
Cemas Dokum Sanayi AS(1)	58,528	6,670
Cemtas Celik Makina Sanayi Ve Ticaret AS	9,443	2,395
Cimbeton Hazirbeton ve Prefabrik Yapi Elemanlari Sanayi ve Ticaret AS(1)	33	1,644
Dardanel Onentas Gida Sanayi AS(1)	7,484	393
DMR Unlu Mamuller Uretim Gida Toptan Perakende Ihracat AS(1)	6,606	3,764
Doganlar Mobilya Grubu Imalat Sanayi ve Ticaret AS(1)	37,065	4,816
Dyo Boya Fabrikalari Sanayi ve Ticaret AS(1)	804	249
Ebebek Magazacilik AS	3,610	4,759
EGE Endustri VE Ticaret AS	97	16,072
EGE Gubre Sanayii AS	4,041	9,054
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	10,984	23,923
Eksun Gida Tarim Sanayi Ve Ticaret AS(1)	4,155	544
Elite Naturel Organik Gida Sanayi VE Ticaret AS	1,497	1,068
Enerya Enerji AS	46,528	10,986
Erbosan Erciyas Boru Sanayii ve Ticaret AS(1)	450	1,912
Escar Turizm Tasimacilik Ticaret AS	9,615	4,524
Esenboga Elektrik Uretim AS(1)	60,850	9,447
Europap Tezol Kagit Sanayi VE Ticaret AS	12,352	3,523
Europen Endustri Insaat Sanayi VE Ticaret AS(1)	109,561	15,846
Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret AS(1)	8,820	5,814
Galatasaray Sportif Sinai ve Ticari Yatirimlar AS(1)	639,659	19,131
Garanti Faktoring AS(1)	4,956	2,821
Gedik Yatirim Menkul Degerler AS	10,150	1,502

Gelecek Varlik Yonetimi AS	1,045	1,857
Gentas Genel Metal Sanayi ve Ticaret AS	37,835	10,165
Gezinomi Seyahat Turizm Ticaret AS(1)	761	1,223
Girsim Elektrik Sanayi Taahut Ve Ticaret AS(1)	15,798	16,020
Goknur Gida Maddeleri Ithalat Ihracat Ticaret Ve Sanayi AS	15,869	7,674
Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS(1)	857	6,391
Goodyear Lastikleri TAS(1)	2,322	803
Gozde Girisim Sermayesi Yatirim Ortakligi AS(1)	11,462	5,675
GSD Holding AS(1)	20,260	2,047
GUR-Sel Turizm Tasimacilik VE Servis Ticaret AS	2,059	15,029
Hareket Proje Tasimaciligi Ve Yuk Muhendisligi AS(1)	2,290	3,725
HAT-San Gemi Insaa Bakim Onarim Deniz Nakliyat Sanayi VE Ticaret AS(1)	3,371	3,152
Hektas Ticaret TAS(1)	199,164	14,919
Hitit Bilgisayar Hizmetleri AS(1)	8,058	8,889
Ihlas Holding AS(1)	78,638	5,982
Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS(1)	19,895	3,386
Is Finansal Kiralama AS(1)	22,413	10,023
Isik Plastik Sanayi Ve Dis Ticaret Pazarlama AS	46,644	9,526
Isiklar Enerji ve Yapi Holding AS(1)	47,043	64,276
Izmir Demir Celik Sanayi AS(1)	16,867	2,451
Jantsa Jant Sanayi Ve Ticaret AS	8,748	4,016
Kalekim Kimyevi Maddeler Sanayi ve Ticaret AS	9,114	6,537
Karsan Otomotiv Sanayii Ve Ticaret AS(1)	13,563	2,944
Katilimevim Tasarruf Finansman AS	108,711	41,378
Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS(1)	182,325	13,359
Kervan Gida Sanayi Ve Ticaret AS(1)	134,267	7,712
KOC Metalurji AS(1)	80,813	5,212
Kocaer Celik Sanayi Ve Ticaret AS	21,254	5,248
Konya Cimento Sanayii AS(1)	40	4,468
Konya Kagit Sanayi VE Ticaret AS(1)	3,870	1,232
Kordsa Teknik Tekstil AS(1)	2,096	2,428
Kutahya Seker Fabrikasi AS(1)	247	396
LDR Turizm AS	11,880	11,744
Link Bilgisayar Sistemleri Yazilimi Ve Donanimi Sanayi Ve Ticaret AS(1)	515	2,512
Logo Yazilim Sanayi Ve Ticaret AS	6,935	24,905
Lydia Holding AS(1)	7,650	31,341
Margun Enerji Uretim Sanayi VE Ticaret AS(1)	41,428	30,680
Marmara Holding AS(1)	102,511	4,727
Marmaris Altinyunus Turistik Tesisler AS(1)	168	3,600
Mavi Giyim Sanayi Ve Ticaret AS, B Shares	40,346	35,834
Meditera Tibbi Malzeme Sanayi VE Ticaret AS	1,501	966
Menderes Tekstil Sanayi ve Ticaret AS(1)	2,003	633
MIA Teknoloji AS(1)	20,939	17,179
Naturel Yenilenebilir Enerji Ticaret AS	23,092	4,686
Naturelgaz Sanayi ve Ticaret AS	9,723	2,267
NET Holding AS(1)	31,957	36,119
Netas Telekomunikasyon AS(1)	1,580	2,187
Nuh Cimento Sanayi AS	4,550	24,321
ODAS Elektrik Uretim ve Sanayi Ticaret AS(1)	108,340	13,395
Odine Solutions Teknoloji Ticaret VE Sanayi AS(1)	3,152	16,854
Orge Enerji Elektrik Taahhut AS(1)	4,772	7,529
Osmanli Yatirim Menkul Degerler AS	2,330	467
Panelsan Cati Cephe Sistemleri Sanayi VE Ticaret AS	334	300
Parsan Makina Parcalari Sanayii AS(1)	985	1,947
Penta Teknoloji Urunleri Dagitim Ticaret AS(1)	9,883	3,134

Pinar Entegre Et ve Un Sanayi AS(1)	1,504	382
Pinar SUT Mamulleri Sanayii AS(1)	5,476	1,390
Platform Turizm Tasimacilik Gida Insaat Temizlik Hizmetleri Sanayi VE Ticaret AS	3,464	1,634
Polisan Holding AS	25,778	9,796
Qua Granite Hayal(1)	102,913	8,116
Ral Yatirim Holding AS(1)	2,161	10,772
Reysas Tasimacilik ve Lojistik Ticaret AS(1)	106,175	33,747
Sanko Pazarlama Ithalat Ihracat AS(1)	335	162
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	5,763	2,029
Say Yenilenebilir Enerji Ekipmanlari Sanayi ve Ticaret AS(1)	3,480	3,582
Sekerbank Turk AS	133,939	25,521
Sok Marketler Ticaret AS(1)	23,005	24,925
SUN Tekstil Sanayi Ve Ticaret AS	8,542	7,081
Suwen Tekstil Sanayi Pazarlama AS	27,933	6,119
Tatlipinar Enerji Uretim AS(1)	17,524	6,483
Tekfen Holding AS	12,109	19,377
Teknosa Ic Ve Dis Ticaret AS(1)	2,713	1,495
Trabzonspor Sportif Yatirim ve Futbol Isletmeciligi TAS(1)	258,535	7,242
Trust Anadolu Metal Madencilik Isletmeleri AS(1)	14,846	33,067
Trust Dogal Enerji Kaynaklari Arastirma Ve Uretim AS(1)	6,583	11,610
Tukas Gida Sanayi ve Ticaret AS(1)	176,049	10,528
Tumosan Motor ve Traktor Sanayi AS(1)	3,045	7,462
Turcas Holding AS	12,243	11,651
Tureks Turizm Tasimacilik AS(1)	13,997	2,494
Turk Prysmian Kablo ve Sistemleri AS(1)	263	200
Turkiye Sinai Kalkinma Bankasi AS(1)	75,958	23,010
Ulusoy Un Sanayi ve Ticaret AS(1)	34,938	5,560
Usak Seramik Sanayii AS(1)	86,476	5,941
Vakif Finansal Kiralama AS(1)	103,036	4,854
Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri AS	6,628	8,825
VBT Yazilim AS(1)	2,810	1,040
Vestel Beyaz Esya Sanayi ve Ticaret AS	14,752	2,917
Vestel Elektronik Sanayi ve Ticaret AS(1)	8,368	6,328
Yaprak Sut ve Besi Ciftlikleri San. Ve Tic. AS	301	1,700
Yatas Yatak ve Yorgan Sanayi ve Ticaret AS(1)	2,962	2,377
YEO Teknoloji Enerji VE Endustri AS(1)	15,136	12,888
Yunsa Yunlu Sanayi VE Ticare AS	7,264	1,427
Zorlu Enerji Elektrik Uretim AS(1)	155,757	11,881
		1,298,198
United Arab Emirates — 1.6%
Ajman Bank PJSC	194,066	72,412
Dana Gas PJSC	1,104,782	234,641
Deyaar Development PJSC	227,766	62,638
Dubai Taxi Co. PJSC	94,084	66,630
Eshraq Investments PJSC(1)	200,000	27,885
GFH Financial Group BSC	473,048	277,037
Gulf Navigation Holding PJSC(1)	76,117	115,197
RAK Properties PJSC(1)	301,397	105,062
Union Properties PJSC(1)	483,330	103,482
		1,064,984
United States — 0.1%
Canadian Solar, Inc.(1)	2,404	65,269
TOTAL COMMON STOCKS (Cost $61,881,749)		66,107,130

WARRANTS — 0.0%
Malaysia — 0.0%
Berjaya Food Bhd.(1)	9,343	79
Dagang NeXchange Bhd.(1)	44,400	1,289
NEXG Bhd.(1)	40,600	1,670
Supermax Corp. Bhd.(1)	4,080	124
VS Industry Bhd.(1)	9,180	22
		3,184
Thailand — 0.0%
Jasmine International PCL, NVDR(1)	125,306	1,288
Northeast Rubber PCL, NVDR(1)	5,000	14
Origin Property PCL, NVDR(1)	8,425	92
RS PCL, NVDR(1)	1,770	1
		1,395
TOTAL WARRANTS (Cost $—)		4,579
RIGHTS — 0.0%
Brazil — 0.0%
Vulcabras SA(1)	1,168	1,494
Philippines — 0.0%
Alliance Global Group, Inc.(1)	28,500	429
TOTAL RIGHTS (Cost $—)		1,923
SHORT-TERM INVESTMENTS — 0.8%
Money Market Funds — 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class	35,966	35,966
State Street Navigator Securities Lending Government Money Market Portfolio(3)	481,845	481,845
TOTAL SHORT-TERM INVESTMENTS (Cost $517,811)		517,811
TOTAL INVESTMENT SECURITIES — 100.6% (Cost $62,399,560)		66,631,443
OTHER ASSETS AND LIABILITIES — (0.6)%		(429,941)
TOTAL NET ASSETS — 100.0%		$66,201,502

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	18.1%
Industrials	15.7%
Consumer Discretionary	13.9%
Materials	11.6%
Financials	10.5%
Health Care	7.9%
Consumer Staples	6.7%
Real Estate	5.1%
Communication Services	4.6%
Utilities	3.5%
Energy	2.2%
Short-Term Investments	0.8%
Other Assets and Liabilities	(0.6)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
NVDR	–	Non-Voting Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $2,387,440. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $2,534,342, which includes securities collateral of $2,052,497.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$1,458,600	$64,648,530	—
Warrants	—	4,579	—
Rights	—	1,923	—
Short-Term Investments	517,811	—	—
	$1,976,411	$64,655,032	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.